     As filed with the Securities and Exchange Commission on May 30, 2000

                                            Registration Nos. 33-24848; 811-5669
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                   Pre-Effective Amendment No.             [_]
                   Post-Effective Amendment No. 32         [X]

                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                   Amendment No. 33                        [X]

                                FIFTH THIRD FUNDS
               (Exact Name of Registrant as Specified in Charter)

          3435 Stelzer Road
           Columbus, Ohio                                    43219
(Address of Principal Executive Office)                    (Zip Code)

                                 (888) 799-5353
              (Registrant's Telephone Number, including Area Code)

                                Jeffrey C. Cusick
                                 Vice President
                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)

                                 with a copy to:

                               John Hunt, Esquire
                           Goodwin, Procter & Hoar LLP
                                 53 State Street
                           Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

================================================================================
It is proposed that this filing will become effective (check appropriate box):

[X]  Immediately upon filing pursuant to   [_]  On     pursuant to paragraph (a)
     paragraph (b)

[_]  60 days after filing pursuant to      [_]  On     pursuant to
     paragraph (a)(1)                                  paragraph (a)(1)

[_]  75 days after filing pursuant to      [_]  On     pursuant to
     paragraph (a)(2)                                  paragraph (a)(2) of
                                                       rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.
================================================================================

[LOGO OF FIFTH THIRD FUNDS]

[GRAPHIC]

Fifth Third Funds

Investment A Shares

Investment C Shares

Working hard to build your wealth!                   Technology Fund

----------
Prospectus
June 1, 2000
The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds               Table of Contents

     Objectives, Strategies and Risks
----------------------------------------------
     3   Overview
     4   Fifth Third Technology Fund
     Shareholder Fees and Fund Expenses
----------------------------------------------
     6   Fee Table
     7   Expense Example
     Additional Information About the Fund's
     Investments
----------------------------------------------
     8
     Fund Management
----------------------------------------------
     10  Investment Advisor
     10  Portfolio Manager
     10  Fund Administration
     Shareholder Information
----------------------------------------------
     11  Purchasing and Selling Fund Shares
     11  Purchasing and Adding to Your Shares
     12  Selling Your Shares
     13  Exchanging Your Shares
     13  Distribution Arrangements/Sales
         Charges
     16  Dividends and Capital Gains
     17  Taxation
----------------------------------------------
     Back Cover
----------------------------------------------
         Where to learn more about Fifth Third
         Funds

Objectives, Strategies and Risks

Overview


This section provides important information about Fifth Third Technology Fund (the "Fund"), a separate series of Fifth Third Funds (the "Trust"), including:

 . the investment objective

 . principal investment strategies

 . principal risks, and

 . volatility and performance information

The Fund is managed by Fifth Third Bank.

Like all mutual funds (other than money market funds), the share price of the Fund may rise and fall in value and you could lose money. There is no guarantee that the Fund will achieve its objective.

Fifth Third Technology Fund
                                   [Graphic]

Fundamental         Long-term capital appreciation
Objective

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in the equity securities of U.S. and,
Strategies          to a lesser extent, foreign technology companies.

                    Technology companies are those that are engaged in developing products, processes or services that provide technological advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, and media and information services companies. They also may include companies in more traditional industries, such as certain securities brokers and consumer products retailers, that have extensively used technological advances to develop new or to improve products or processes.

                    The Fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of
 An investment in   lackluster performance.
 the Fund is not
 a deposit of       The Fund, by concentrating in technology stocks, assumes
 Fifth Third Bank   the risks of holding technology stocks. For example,
 or any other       technology stocks tend to:
 bank and is not
 insured or         .  fluctuate in price more widely and rapidly than the
 guaranteed by         market as a whole
 the FDIC or any
 other government   .  underperform other types of stocks or be difficult to
 agency.               sell when the economy is not robust, during market
                       downturns, or when technology stocks are out of favor

                    .  decline in price due to sector specific developments

                    . be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

                    To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

Fifth Third Technology Fund
                                   [Graphic]

                    The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

                    Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Volatility and Performance Information

The Fund is a new Fund, and as of the date of this prospectus, it did not have a performance history.

Shareholder Fees and Fund Expenses

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold Investment A or Investment C shares of the Fund.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are estimates and are based upon actual operating expenses of other Fifth Third Funds.

                                                                Fifth Third
                                                                Technology
                                                                   Fund
                                                                  A     C
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases                4.50%  None
---------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends      None  None
---------------------------------------------------------------------------
Maximum Deferred Sales Load                                      None 1.00%
---------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average net assets)
Management fees                                                 1.00% 1.00%
---------------------------------------------------------------------------
Distribution/Service (12b-1) fees/1/                            0.25% 1.00%
---------------------------------------------------------------------------
Other expenses                                                  0.46% 0.46%
---------------------------------------------------------------------------
Total Annual Fund Operating Expenses                            1.71% 2.46%
---------------------------------------------------------------------------

-------------------------------------------------------------------------------
/1/ Certain Service Organizations may receive fees from the Fund in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund shares owned by the shareholders with whom the Service Organization has a servicing relationship.

Shareholder Fees and Fund Expenses


Expense Example

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of your share of Fund fees and expenses, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and the Fund's operating expenses remain the same. Amounts are presented assuming redemption at the end of each period or no redemption in the case of Investment C Shares. Because these examples are hypothetical and for comparison only, actual amounts may be different.


                 Fifth Third Technology    1     3
                 Fund                     Year Years
                 -----------------------------------
                 Investment A Shares      $616 $965
                 -----------------------------------
                 Investment C Shares
                 Assuming Redemption      $349 $767
                 Assuming no Redemption   $249 $767
                 -----------------------------------

Additional Information About The Fund's Investments


The primary investments and investment strategies of the Fund are described above. Below are descriptions of some additional investments and strategies of the Fund, some of its risks as well as other risks of investing in the Fund. The Fund may be invested in any or all of these investments or use any or all of these strategies, at any one time, and the Fund generally may adjust the composition of its portfolio as market and economic conditions change.

The success of achieving the Fund's investment strategy depends on Fifth Third Bank's ability to assess the potential of the securities in which the Fund invests as well as to evaluate and anticipate changing economic and market conditions.


International        Many U.S. companies in which the Fund may invest generate
Exposure             significant revenues and earnings from abroad. As a
                     result, those companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. Taken as a whole, those factors could adversely affect the price of Fund shares.

                     Foreign securities are generally more volatile than their
Foreign              domestic counterparts, in part because of higher
Securities           political and economical risks, the general lack of
                     reliable information and fluctuations in currency exchange rates. Those risks are usually higher in less developed countries.

                     In addition, foreign securities may be more difficult to resell and the markets for them less efficient than for comparable U.S. securities. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

                     The Fund may use foreign currencies and related instruments to hedge its foreign investments.

Repurchase           The Fund may enter into repurchase agreements. A
Agreements           repurchase agreement is an agreement in which the Fund
                     buys securities from a bank or other financial institution and agrees to sell it back at a specified time and place. The risks of repurchase agreements include the risk that a counterparty will not buy back the securities as required and the securities decline in value. To mitigate those risks, the Fund intends to enter repurchase agreements only with high quality counterparties and purchase only high quality, short-term debt securities.

Securities           The Fund may seek additional income or fees by lending
Lending              portfolio securities to qualified institutions. By
                     reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Additional Information About The Fund's Investments

Restricted and       Any securities that are thinly traded or whose resale is
Illiquid Securities  restricted can be difficult to sell at a desired time and price. Some of those securities are new and complex, and trade only among institutions; the markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the Fund's ability to raise cash in order to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Derivatives          Derivatives, a category that includes warrants, options
                     and futures, are financial instruments whose value derives from another security, an index or currency. The
                     Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. The Fund may also use derivatives for speculation (investing for potential income or capital gain).

                     While hedging can guard against potential risks, it adds to the Fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

                     The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

                     With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

When-Issued          The Fund may invest in securities prior to their date of
Securities           issue. These securities could fall in value by the time
                     they are actually issued, which may be any time from a few days to over a year.

Bonds The value of any bond held by the Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, causing a loss for the Fund.

Defensive Investing  During unusual market conditions, the Fund may place up to 100% of total assets in cash or high-quality, short-term debt securities. To the extent that the Fund does this, it is not pursuing its goal.

Fund Management







Investment Advisor


Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Fund, and generally is responsible for the daily management of the Fund and its portfolio. The advisor is a subsidiary of Fifth Third Bancorp.

As of March 31, 2000, Fifth Third Bank had approximately $22 billion of assets under management, including approximately $5.2 billion of assets of Fifth Third Funds.

The annual management fee to be paid by the Fund is 1.00% of average net assets.

Portfolio Manager

Fifth Third Bank

Steven J. Mygrant has been the co-portfolio manager for the Fund since 2000. Since 1996, he has been the Director of Equity Analysis at Fifth Third Bank. Prior to 1996, he was the Director of Equity Research at a large mid-western bank. He is a member of the Association for Investment Management and Research and the Cincinnati Society of Security Analysts. He has over 15 years of investment experience and is a Certified Financial Analyst. Steven earned a B.S. and MBA from The Ohio State University.

Sunil M. Reddy has been the co-portfolio manager for the Fund since 2000. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large mid-western bank. He is a Chartered Financial Analyst with over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a B.S. in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

Fund Administration

BISYS Fund Services Limited Partnership ("BISYS") serves as the administrator of the Funds. The administrator generally assists in all aspects of the Fund's administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS provides these at an annual rate as specified below:

     Maximum          Average Aggregate Daily
 Aministrative Feed   Net Assets of the Trust
------------------    -----------------------
        0.20%         of the first $1 billion
        0.18%          of the next $1 billion
        0.17%         in excess of $2 billion

BISYS may periodically waive all or a portion of its administrative fee which will cause the yield of the Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of the Fund, including providing certain administrative personnel and services necessary to operate the Fund. Fifth Third Bank receives a fee from BISYS for providing sub-administrative services at an annual rate of 0.025% of the average aggregate daily net assets of the Fund.

Shareholder Information

Purchasing And Selling Fund Shares

Pricing Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Fund is determined by using market prices. Under special circumstances, the Fund may use fair value pricing, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion, has materially affected the price of those securities.

To the extent the NAV is based on determinations of the fair value of the Fund's portfolio securities, the NAV may reflect what Fifth Third Bank believes to be the value of those securities rather than what the markets have determined to be the value. The Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Fund will be closed on those days that Fifth Third Bank is closed including: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

Purchasing And Adding To Your Shares

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund or its transfer agent, less any applicable sales charge. All orders must be received by the Fund or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV.

You may purchase Investment A and Investment C shares through Fifth Third Securities, Inc. as well as broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares. In order to purchase Investment A or Investment C shares through Fifth Third Securities, Inc. or another financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund will be held in an omnibus account in the name of that institution.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Fund by 4:00 p.m. Cincinnati time and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information.

Minimum             The minimum initial investment in Investment A shares or
Investments         Investment C shares of the Fund offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50.

                    All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks are not accepted.

                    For details, contact the Trust toll-free at 1-888-799-5353 or write to: Fifth Third Funds, c/o Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

                    The Fund may reject a purchase
                    order for any reason.

Systematic          You may make monthly systematic investments in Investment
Investment          A shares of the Fund from your bank account. There is no
Program             minimum amount required for initial amounts invested into
                    the Fund. You may elect to make systematic investments on the 1st or 15th of each month, or both. If the 1st or 15th of a month is not a day on which the Fund is open for business, the purchase will be made on the previous day the Fund is open for business. Please contact Fifth Third
                    Securities, Inc. or your financial institution for more information.

Shareholder Information

Avoid 31% Tax Withholding

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Selling Your Shares

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. In determining the sale price, the Fund will use the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative, less any applicable contingent deferred sales charge. All orders must be received by the Fund or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend declared for that day. Normally you will receive your proceeds within a week after your request is received.

You may sell Investment A shares through Fifth Third Securities, Inc. or the financial institution through which you purchased them.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend declared for that day.

Systematic Withdrawal Plan

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Fund is open for business. Please contact Fifth Third Securities, Inc. or your financial institution for more information.

Postponement of Redemption Payments

The Fund may delay sending to you redemption proceeds for up to 7 days, or longer if permitted by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send to the Fund your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Shareholder Information

Exchanging Your Shares

You may exchange     If exchanging shares through Fifth Third Securities, Inc.
your Fund shares     or your financial institution, ask it for exchange
for the same         procedures or call 1-888-799-5353.
class of shares
of any other         Notes on exchanges
Fifth Third Fund.
No transaction       To prevent disruption in the management of the Fund,
fees are charged     market timing strategies and frequent exchange activity
for exchanges. Be    may be limited by the Fund. Although not anticipated, the
sure to read the     Fund may reject exchanges, or change or terminate rights
Prospectus           to exchange shares at any time.
carefully of any
Fund into which      When exchanging from a Fund that has no sales charge or a
you wish to          lower sales charge to a Fund with a higher sales charge,
exchange shares.     you will pay the difference.

You must meet the    Shares of the new Fund must be held in the same account
minimum              name, with the same registration and tax identification
investment           numbers, as the shares of the old Fund.
requirements for
the Fund into        The Exchange Privilege (including automatic exchanges)
which you are        may be changed or eliminated at any time.
exchanging.
Exchanges from       The exchange privilege is available only in states where
one Fund to          shares of the Fund may be sold.
another are
taxable for          All exchanges are based on the relative net asset value
investors subject    next determined after the exchange order is received by
to federal or        the Fund.
state income
taxation. These
procedures apply
only to exchanges
between existing
accounts.

Automatic
Exchanges

You can use the
Funds' Automatic
Exchange feature
to purchase
shares of the
Funds at regular
intervals through
regular,
automatic
redemptions from
a Fund. To
participate in
the Automatic
Exchange Program
or to change the
Automatic
Exchange
instructions on
an existing
account, contact
Fifth Third
Securities, Inc.
or your financial
institution.

Distribution         This section describes the sales charges and fees you
Arrangements/        will pay as an investor in different share classes
Sales Charges        offered by the Fund and ways to qualify for reduced sales
                     charges.

                                            Investment A           Investment C
                  Sales Charge (Load)       Front-end              No front-end
                                            sales charge;          sales charge.
                                            reduced sales          A contingent
                                            charges                deferred sales
                                            available.             charge (CDSC)
                                                                   will be
                                                                   imposed on
                                                                   shares
                                                                   redeemed
                                                                   within 12
                                                                   months after
                                                                   purchase;

                  Distribution/Service      Subject to             Subject to
                   (12b-1) Fee              annual                 annual
                                            distribution           distribution
                                            and                    and
                                            shareholder            shareholder
                                            servicing fees         servicing fees
                                            of up to 0.25%         of up to 1.00%
                                            of the Fund's          of the Fund's
                                            assets.                assets.

                  Fund Expenses             Lower annual           Higher annual
                                            expenses than          expenses than
                                            Investment C           Investment A
                                            shares.                shares.

Shareholder Information

Calculation of Sales Charges


Investment A         Investment A shares are sold at their public offering
Shares               price, less any applicable initial sales charge.
                     Therefore, part of the money you send to the Fund will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

                     The current sales charge rates are as follows:

                                              Sales Charge         Sales Charge
                                               as a % of             as a % of
                  Your Investment            Offering Price       Your Investment
                  Less than $50,000              4.50%                 4.71%
                  ---------------------------------------------------------------
                  $ 50,000 but less than
                   $100,000                      4.00%                 4.17%
                  ---------------------------------------------------------------
                  $100,000 but less than
                   $150,000                      3.00%                 3.09%
                  ---------------------------------------------------------------
                  $150,000 but less than
                   $250,000                      2.00%                 2.04%
                  ---------------------------------------------------------------
                  $250,000 but less than
                   $500,000                      1.00%                 1.01%
                  ---------------------------------------------------------------
                  $500,000 or more               0.00%                 0.00%
                  ---------------------------------------------------------------

                     If you have a Club 53 Account, One Account Advantage or Platinum One Account through Fifth Third Bank, you are eligible for the following reduced sales charges:

                                              Sales Charge         Sales Charge
                                               as a % of             as a % of
                  Your Investment            Offering Price       Your Investment
                  Less than $50,000              3.97%                 4.13%
                  ---------------------------------------------------------------
                  $ 50,000 but less than
                   $100,000                      3.47%                 3.59%
                  ---------------------------------------------------------------
                  $100,000 but less than
                   $150,000                      2.47%                 2.53%
                  ---------------------------------------------------------------
                  $150,000 but less than
                   $250,000                      1.47%                 1.49%
                  ---------------------------------------------------------------
                  $250,000 but less than
                   $500,000                      0.47%                 0.47%
                  ---------------------------------------------------------------
                  $500,000 and above             0.00%                 0.00%
                  ---------------------------------------------------------------

                     If you purchase $500,000 or more of Investment A shares and do not pay a sales charge, and you sell any of those shares before the first anniversary of purchase, you will pay a 1% contingent deferred sales charge, or CDSC, in the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Sales Charge         You may qualify for reduced sales charges under the
Reductions           following circumstances.


                     . Letter of Intent. You inform the Fund in writing that
                       you intend to purchase at least $50,000 of Investment A Shares over a 13-month period to qualify for a reduced sales charge. You must include up to 4.5% of the total amount you intend to purchase with your letter of

Shareholder Information

                     intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.
                     . Rights of Accumulation. When the value of shares you
                       already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.
                     . Combination Privilege. Combine accounts of multiple
                       Funds (excluding the Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Sales Charge         The following transactions qualify for waivers of sales
Waivers              charges that apply to Investment A shares:


                     . Shares purchased by investment representatives through
                       fee-based investment products or accounts.
                     . Reinvestment of distributions from a deferred
                       compensation plan, agency, trust, or custody account that was maintained by the Advisor or its affiliates or invested in any Fifth Third Fund.
                     . Shares purchased for trust or other advisory accounts
                       established with the Advisor or its affiliates.
                     . Shares purchased by directors, trustees, employees, and
                       family members of the Advisor and its affiliates and any organization that provides services to the Fund; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.
                     . Shares purchased in connection with 401(k) plans,
                       403(b) plans and other employer-sponsored qualified retirement plans, "wrap" type programs, non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).
                     . Distributions from Qualified Retirement Plans. There
                       also is no sales charge for Fund shares purchased with distributions from qualified retirement plans or other trusts administered by Fifth Third Bank.

Investment C         Class C shares are offered at NAV, without any up-front
Shares               sales charge. Therefore, all the money you send to the
                     Funds is used to purchase Fund shares. If you sell your Investment C shares before the first anniversary of purchase, however, you will pay a 1% contingent deferred sales charge or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Shareholder Information


Reinstatement        If you have sold Investment A or C shares and decide to
Privilege            reinvest in the Fund within a 90 day period, you will not
                     be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.


Distribution/Service 12b-1 fees compensate the Distributor and other dealers
(12b-1) Fees         and investment representatives for services and expenses
                     related to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. 12b-1 fees may cost you more than paying other types of sales charges.


                     The 12b-1 fees vary by share class as follows:

                     . Investment A shares may pay a 12b-1 fee of up to 0.25%
                       of the average daily net assets of a Fund.
                     . Investment C shares pay a 12b-1 fee of up to 1.00% of
                       the average daily net assets of the applicable Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution. This will cause expenses for Investment C shares to be higher and dividends to be lower than for Investment A shares. The higher 12b-1 fee on Investment C shares, together with the CDSC, help the Distributor sell Investment C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

                     Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

Dealers              BISYS, the distributor of Fund shares, in its discretion,
Incentives           may pay all dealers selling Investment A shares all or a
                     portion of the sales charges it normally retains.

Dividends And        All dividends and capital gains will be automatically
Capital Gains        reinvested unless you request otherwise. You can receive
                     them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions. Dividends are higher for Investment A shares than for Investment C shares, because
                     Investment A shares have lower operating expenses.

                     Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

                     Dividends, if any, are declared and paid quarterly. Capital gains, if any, are distributed at least annually.

Shareholder Information


Taxation

Federal Income Tax

The Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. No federal income tax is due on any dividend earned in an IRA or qualified retirement plan until distributed.

This is a brief summary of certain federal income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Addresses
--------------------------------------------------------------------------------

Fifth Third Technology Fund                     Fifth Third Funds
                                                c/o Fifth Third Bank
                                                38 Fountain Square Plaza
                                                Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Investment Advisor                              Fifth Third Bank
                                                38 Fountain Square Plaza
                                                Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing
 Agent, and Sub-Administrator                   Fifth Third Bank
                                                38 Fountain Square Plaza
                                                Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Distributor and Administrator                   BISYS Fund Services L.P.
                                                3435 Stelzer Road
                                                Columbus, Ohio 43219

--------------------------------------------------------------------------------

Independent Auditors                            Arthur Andersen LLP
                                                Suite 1500
                                                425 Walnut Street
                                                Cincinnati, Ohio 45202

--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semiannual Reports (Reports):
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

You can get free copies of Annual and Semi-Annual Reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                               Fifth Third Funds
                             c/o Fifth Third Bank
                           38 Fountain Square Plaza
                            Cincinnati, Ohio 45263
                           Telephone: 1-888-799-5353
                         Internet: http://www.53.com*
                                   -----------------

--------------------------------------------------------------------------------
             * The Funds' website is not part of this Prospectus.

You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:
 . For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or calling 1-202-942-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.
 . At no charge from the Commission's Website at http://www.sec.gov.

                          [LOGO OF FIFTH THIRD FUNDS]


65-2589  6/00                           Investment Company Act file no. 811-5669

[LOGO OF FIFTH THIRD FUNDS]

[GRAPHIC]                                 TECHNOLOGY FUND

Fifth Third Funds

Institutional Shares

 Working hard to build your wealth!

----------------
Prospectus
June 1, 2000

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds  Table of Contents
                   Objectives, Strategies and Risks
------------------------------------------------------------
                   3   Overview
                   4   Fifth Third Technology Fund
                   Shareholder Fees and Fund Expenses
------------------------------------------------------------
                   6   Fee Table
                   7   Expense Example
                   Additional Information About the Fund's
                   Investments
------------------------------------------------------------
                   8
                   Fund Management
------------------------------------------------------------
                   10  Investment Advisor
                   10  Portfolio Manager
                   10  Fund Administration
                   Shareholder Information
------------------------------------------------------------
                   11  Purchasing and Selling Fund Shares
                   11  Purchasing and Adding to Your Shares
                   12  Selling Your Shares
                   13  Exchanging Your Shares
                   13  Dividends and Capital Gains
                   13  Taxation
------------------------------------------------------------
                   Back Cover
------------------------------------------------------------
                       Where to learn more about Fifth Third
                       Funds

Objectives, Strategies and Risks

Overview

This section provides important information about Fifth Third Technology Fund (the "Fund"), a separate series of Fifth Third Funds (the "Trust"), including:

 . the investment objective

 . principal investment strategies

 . principal risks, and

 . volatility and performance information

The Fund is managed by Fifth Third Bank.

Like all mutual funds (other than money market funds), the share price of the Fund may rise and fall in value and you could lose money. There is no guarantee that the Fund will achieve its objective.

Fifth Third Technology Fund
                                   [GRAPHIC]

Fundamental         Long-term capital appreciation
Objective

Principal           Under normal market conditions, the Fund invests at least
Investment          65% of total assets in the equity securities of U.S. and,
Strategies          to a lesser extent, foreign technology companies.

                    Technology companies are those that are engaged in developing products, processes or services that provide technological advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, and media and information services companies. They also may include companies in more traditional industries, such as certain securities brokers and consumer products retailers that have extensively used technological advances to develop new or to improve products or processes.

                    The Fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

                    The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities.

Principal           The principal risks of investing in the Fund include the
Investment Risks    risks of investing in equity securities, such as the risk
                    of sudden and unpredictable drops in value or periods of
 An investment in   lackluster performance.
 the Fund is not
 a deposit of       The Fund, by concentrating in technology stocks, assumes
 Fifth Third Bank   the risks of holding technology stocks. For example,
 or any other       technology stocks tend to:
 bank and is not
 insured or         .fluctuate in price more widely and rapidly than the
 guaranteed by      market as a whole
 the FDIC or any
 other government   . underperform other types of stocks or be difficult to
 agency. sell when the economy is not robust, during market downturns, or when technology stocks are out of favor

                    . decline in price due to sector specific developments

                    . be more vulnernable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

                    To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

Fifth Third Technology Fund
                                   [GRAPHIC]



                    The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

                    Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Volatility and Performance Information

The Fund is a new Fund, and as of the date of this prospectus, it did not have a performance history.

Shareholder Fees and Fund Expenses

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold Institutional shares of the Fund.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are estimates and are based upon actual operating expenses of other Fifth Third Funds.

                                                             Institutional
                                                                Shares
 Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases                  None
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends       None
--------------------------------------------------------------------------
Maximum Deferred Sales Load                                       None
--------------------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average
net assets)
Management fees                                                  1.00%
--------------------------------------------------------------------------
Distribution (12b-1) fees                                         None
--------------------------------------------------------------------------
Other expenses                                                   0.46%
--------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                               1.46%
--------------------------------------------------------------------------

---------------------------------------------------------

Shareholder Fees and Fund Expenses


Expense Example

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of your share of Fund fees and expenses, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and the Fund's operating expenses remain the same. Because these examples are hypothetical and for comparison only, actual amounts may be different.



             Fifth Third            1     3
             Technology Fund       Year Years
             --------------------------------
             Institutional Shares  $149 $462
             --------------------------------

Additional Information About the Fund's Investments

The primary investments and investment strategies of the Fund are described above. Below are descriptions of some additional investments and strategies of the Fund, some of its risks as well as other risks of investing in the Fund. The Fund may be invested in any or all of these investments or use any or all of these strategies, at any one time, and the Fund generally may adjust the composition of its portfolio as market and economic conditions change.

The success of achieving the Fund's investment strategy depends on FifthThird Bank's ability to assess the potential of the securities in which the Fund invests as well as to evaluate and anticipate changing economic and market conditions.

International       Many U.S. companies in which the Fund may invest generate
Exposure            significant revenues and earnings from abroad. As a
                    result, those companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. Taken as a whole, those factors could adversely affect the price of Fund shares.

Foreign             Foreign securities are generally more volatile than their
Securities          domestic counterparts, in part because of higher political and economical risks, the general lack of reliable information and fluctuations in currency exchange rates.
                    Those risks are usually higher in less developed countries.

                    In addition, foreign securities may be more difficult to resell and the markets for them less efficient than for comparable U.S. securities. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

                    The Fund may use foreign currencies and related instruments to hedge its foreign investments.

Repurchase          The Fund may enter into repurchase agreements. A
Agreements          repurchase agreement is an agreement in which the Fund
                    buys securities from a bank or other financial institution and agrees to sell it back at a specified time and place.
                    The risks of repurchase agreements include the risk that a counterparty will not buy back the securities as required and the securities decline in value. To mitigate those risks, the Fund intends to enter repurchase agreements only with high quality counterparties and purchase only high quality, short-term debt securities.

Securities          The Fund may seek additional income or fees by lending
Lending             portfolio securities to qualified institutions. By
                    reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Restricted and      Any securities that are thinly traded or whose resale is
Illiquid            restricted can be difficult to sell at a desired time and
Securities          price. Some of those securities are new and complex, and
                    trade only among institutions; the markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the Fund's ability to raise cash in order to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation
                    (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Additional Information About the Fund's Investments


Derivatives         Derivatives, a category that includes warrants, options
                    and futures, are financial instruments whose value derives from another security, an index or currency. The Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. The Fund may also use derivatives for speculation (investing for potential income or capital gain).

                    While hedging can guard against potential risks, it adds to the Fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

                    The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

                    With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

When-Issued         The Fund may invest in securities prior to their date of
Securities          issue. These securities could fall in value by the time
                    they are actually issued, which may be any time from a few days to over a year.

Bonds The value of any bond held by the Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, causing a loss for a Fund.

Defensive           During unusual market conditions, the Fund may place up to
Investing           100% of total assets in cash or high-quality, short-term
                    debt securities. To the extent that the Fund does this, it is not pursuing its goal.

Fund Management

Investment Advisor

Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Fund, and generally is responsible for the daily management of the Fund and its portfolio. The advisor is a subsidiary of Fifth Third Bancorp.

As of March 31, 2000, Fifth Third Bank had approximately $22 billion of assets under management, including approximately $5.2 billion of assets of Fifth Third Funds.

The annual management fee to be paid by the Fund is 1.00% of average net assets.

Portfolio Manager

Fifth Third Bank

Steven J. Mygrant has been the co-portfolio manager for the Fund since 2000. Since 1996, he has been the Director of Equity Analysis at Fifth Third Bank. Prior to 1996, he was the Director of Equity Research at a large mid-western bank. He is a member of the Association for Investment Management and Research and the Cincinnati Society of Security Analysts. He has over 15 years of investment experience and is a Certified Financial Analyst. Steven earned a B.S. and MBA from The Ohio State University.

Sunil M. Reddy has been the co-portfolio manager for the Fund since 2000. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large mid-western bank. He is a Chartered Financial Analyst with over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a B.S. in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

Fund Administration

BISYS Fund Services Limited Partnership ("BISYS") serves as the administrator of the Funds. The administrator generally assists in all aspects of the Fund's administration and operation, including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS provides these at an annual rate as specified below:

          Maximum                                      Average Aggregate Daily
     Administrative Fee                                Net Assets of the Trust
     ------------------                                -----------------------
           0.20%                                       of the first $1 billion
           0.18%                                       of the next $1 billion
           0.17%                                       in excess of $2 billion

BISYS may periodically waive all or a portion of its administrative fee which will cause the yield of the Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of the Fund, including providing certain administrative personnel and services necessary to operate the Fund. Fifth Third Bank receives a fee from BISYS for providing sub-administrative services, at an annual rate of 0.025% of the average aggregate daily net assets of the Fund.

Shareholder Information

Purchasing and Selling Fund Shares

Pricing Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Fund usually is determined using market prices. Under special circumstances, the Fund may use fair value pricing, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion, has materially affected the price of those securities.

To the extent the NAV is based on determinations of the fair value of the Fund's portfolio securities, the NAV may reflect what Fifth Third Bank believes to be the value of those securities rather than what the markets have determined to be the value. The Fund's NAV is calculated at 4:00 p.m. Cincinnati time each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Fund will be closed on those days that Fifth Third Bank is closed including: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

Purchasing and Adding to Your Shares

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund or its transfer agent. All orders must be received by the Fund or its transfer agent prior to 4:00 p.m. Cincinnati time in order to receive that day's NAV.

Institutional Shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with Fifth Third Bank to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Fund prior to the time designated by the Funds for receiving orders, you will receive the dividend declared for that day.

Minimum Investments

                    The minimum initial investment in Institutional shares of the Fund offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fifth Third Funds.

                    All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks are not accepted.

                    For details, call 1-888-799-5353 or write to: Fifth Third Funds, c/o Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

                    The Fund may reject a purchase order for any reason.

Shareholder Information


Avoid 31% Tax Withholding

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Selling Your Shares

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. In determining the sale price, the Fund will use the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. All orders must be received by the Fund or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

Postponement of Redemption Payments

The Fund may delay sending to you redemption proceeds for up to 7 days, or longer if permitted by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send to the Fund your request to: Fifth Third Funds, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Shareholder Information

Exchanging Your Shares

You may exchange     Instructions for Exchanging Shares
your Fund shares
for Institutional    To exchange your shares, call the Trust and Investment
shares of any        Department at Fifth Third Bank, Fifth Third Securities,
other Fifth Third    Inc.--Institutional Investment Division, the sponsor of
Fund. No             your qualified employee retirement plan or the broker-
transaction fees     dealer, investment adviser, financial planner or other
are charged for      institution through which you purchased your shares for
exchanges. Be        exchange procedures or call 1-888-799-5353.
sure to read the
Prospectus           Notes on Exchanges
carefully of any
Fund into which      To prevent disruption in the management of the Fund,
you wish to          market timing strategies and frequent exchange activity
exchange shares.     may be limited by the Fund. Although not anticipated, the
                     Fund may reject exchanges, or change or terminate rights
You must meet the    to exchange shares at any time.
minimum
investment           Shares of the new Fund must be held under the same
requirements for     account name, with the same registration and tax
the Fund into        identification numbers, as shares of the old Fund.
which you are
exchanging.          The Exchange Privilege (including automatic exchanges)
Exchanges from       may be changed or eliminated at any time.
one Fund to
another are          The exchange privilege is available only in states where
taxable for          shares of the Fund may be sold.
investors subject
to federal or        All exchanges are based on the relative net asset value
state income         next determined after the exchange order is received by
taxation.            the Fund.

Dividends and Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared and paid quarterly. Capital gains, if any, are distributed at least annually.

Taxation

Federal Income Tax

The Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. No federal income tax is due on any dividend earned in an IRA or qualified retirement plan until distributed.

This is a brief summary of certain federal income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Addresses
--------------------------------------------------------------------------------

Fifth Third Techology Fund                  Fifth Third Funds
                                            c/o Fifth Third Bank
                                            38 Fountain Square Plaza
                                            Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Investment Advisor                          Fifth Third Bank
                                            38 Fountain Square Plaza
                                            Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend
Disbursing Agent, and Sub-Administrator     Fifth Third Bank
                                            38 Fountain Square Plaza
                                            Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Distributor and Administrator               BISYS Fund Services L.P.
                                            3435 Stelzer Road
                                            Columbus, Ohio  43219

--------------------------------------------------------------------------------

Independent Auditors                        Arthur Andersen LLP
                                            Suite 1500
                                            425 Walnut Street
                                            Cincinnati, Ohio  45202

--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semiannual Reports (Reports):
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
You can get free copies of Annual and Semi-Annual Reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                               Fifth Third Funds
                             c/o Fifth Third Bank
                           38 Fountain Square Plaza
                            Cincinnati, Ohio 45263
                           Telephone: 1-888-799-5353
                         Internet: http://www.53.com*
                                   ------------------

--------------------------------------------------------------------------------
              *The Funds' website is not part of this Prospectus.

You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:
 . For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or calling 1-202-942-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.

 .  At no charge from the Commission's Website at http://www.sec.gov.

                          [LOGO OF FIFTH THIRD FUNDS]

65-2588  06/00                         Investment Company Act file no. 811-5669.

[LOGO OF FIFTH THIRD FUNDS]

[GRAPHIC]

                                               OHIO TAX EXEMPT MONEY MARKET FUND

Fifth Third Funds

Investment A Shares

Working hard to build your wealth!

----------
Prospectus
June 1, 2000

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds                        Table of Contents

         Objectives, Strategies and Risks
--------------------------------------------------
         3   Overview
         4   Fifth Third Ohio Tax Exempt Money
             Market Fund
         Shareholder Fees and Fund Expenses
--------------------------------------------------
         6   Fee Table
         7   Expense Example
         Additional Information About The Fund's
         Investments
--------------------------------------------------
         8
         Fund Management
--------------------------------------------------
         10  Investment Advisor and Subadvisor
         10  Fund Administration
         Shareholder Information
--------------------------------------------------
         11  Purchasing and Selling Fund Shares
         11  Purchasing and Adding to Your Shares
         12  Selling Your Shares
         13  Exchanging Your Shares
         14  Distribution Arrangements/Sales
             Charges
         14  Dividends and Capital Gains
         14  Taxation
         Back Cover
--------------------------------------------------
             Where to learn more about Fifth Third
             Funds

Objectives, Strategies And Risks

Overview

This section provides important information about Fifth Third Ohio Tax Exempt Money Market Fund, (the "Fund"), a separate series of Fifth Third Funds (the "Trust"), including:

 . the investment objective

 . principal investment strategies

 . principal risks, and

 . volatility and performance information

The Fund is managed by Fifth Third Bank. Fort Washington Investment Advisors, Inc. serves as investment subadvisor to the Fund.

Fifth Third Ohio Tax Exempt Money Market Fund

                                          [GRAPHIC]


Fundamental         Current income, exempt from federal income tax and the
Objective           personal income tax imposed by the State of Ohio and Ohio
                    municipalities, while maintaining liquidity and stability of principal.

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities. At least 80% of its total assets are invested in Ohio municipal securities, which include fixed and variable rate debt obligations issued by the State of Ohio, its counties, towns and public authorities. Those securities tend to be:

                     . general obligation bonds where principal and interest
                       are paid from general tax revenues received by the issuer;

                     . revenue bonds, where principal and interest are paid
                       only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

                     . industrial development bonds, where principal and
                       interest are paid only from revenues received from privately-operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

Principal           The Fund's principal risks are those risks that could
Investment Risks    affect the overall yield of the Fund and thus, the return
                    on your investment. They include factors that cause short-
An investment in    term interest rates to decline, such as a weak economy,
the Fund is not a   strong equity markets and changes by the Federal Reserve
deposit of Fifth    in its monetary policies.
Third Bank or any
other bank and is   Because the Fund's securities are issued by the State of
not insured or      Ohio and Ohio cities, towns and public authorities, the
guaranteed by the   Fund's performance also may be affected by political and
FDIC or any other   economic conditions at the state or local level. Those
government agency.  conditions may include state or city budgetary problems,
Although the Fund   declines in the tax base and, generally, any factor that
seeks to preserve   may cause rating agencies to downgrade the credit ratings
the value of your   on state or municipal securities. Actual or proposed
investment at       changes in tax rates, regulations or government-sponsored
$1.00 per share,    programs also could affect the yield on your investment.
it is possible to   Economic activity in Ohio, as in many other states with a
lose money by in-   significant industrial
vesting in this
Fund.

Fifth Third Ohio Tax Exempt Money Market Fund

                                           [GRAPHIC]

                    base, tends to be more cyclical than in other states and in the nation as a whole.

                    The Fund's ability to meet redemption obligations could be burdened by its investments in securities restricted as to resale. Restricted securities generally trade among institutions in markets that are not as developed or that do not function as efficiently as more established markets.

                    The Fund is a non-diversified fund. As a result, the Fund could be significantly affected by the performance of a limited number of securities or the financial condition of a limited number of issuers.

Volatility and Performance Information

The Fund is a new Fund, and as of the date of this prospectus it did not have a performance history.

Shareholder Fees and Fund Expenses

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold Investment A Shares of the Fund.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are estimates and are based upon actual expenses of other Fifth Third Funds.

                                                             Investment A
                                                                Shares
 Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases                 None
-------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends      None
-------------------------------------------------------------------------
Maximum Deferred Sales Load                                      None
-------------------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management fees                                                 0.40%
-------------------------------------------------------------------------
Distribution/Service (12b-1) fees                               0.25%
-------------------------------------------------------------------------
Other expenses                                                  0.25%
-------------------------------------------------------------------------
Total Annual Fund Operating Expenses                            0.90%
-------------------------------------------------------------------------

---------------------------------------------------------

Shareholder Fees and Fund Expenses

Expense Example

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of your share of Fund fees and expenses, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and the Fund's operating expenses remain the same. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, actual amounts may be different.

             Fifth Third Ohio
             Tax Exempt            1     3
             Money Market Fund    Year Years
                ----------------------------
             Investment A Shares  $92  $287
               -----------------------------

Additional Information About the Fund's Investments

The primary investments and investment strategies of the Fund are described above. Below are descriptions of some additional investments and strategies of the Fund, some of its risks as well as other risks of investing in the Fund. The Fund may be invested in any or all of these investments or use any or all of these strategies, at any one time, and the Fund generally may adjust the composition of its portfolio as market and economic conditions change.

The success of achieving the Fund's investment strategy depends on Fifth Third Bank's ability to assess the potential of the securities in which the Fund invests as well as to evaluate and anticipate changing economic and market conditions.

Securities          When securities are rated by one or more independent
Ratings             rating agencies, the Fund uses these ratings to determine
                    credit quality. In cases where a security has received a rating from only one independent rating agency, it may rely on that rating. If a security has received ratings from two or more rating agencies and at least two of the ratings are equivalent, the Fund may rely on the two equivalent ratings even if the other ratings are lower. In cases where a security's two highest ratings are in conflicting categories, the Fund must follow the lower rating. If a security is unrated, the Fund may assign it to a given category based on its own credit research.

Repurchase          The Fund may enter into repurchase agreements. A
Agreements          repurchase agreement is an agreement in which the Fund
                    buys securities from a bank or other financial institution and agrees to sell it back at a specified time and place.
                    The risks of repurchase agreements include the risk that a counterparty will not buy back the securities as required and the securities decline in value. To mitigate those risks, the Fund intends to enter repurchase agreements only with high quality counterparties and purchase only high quality, short-term debt securities.

Securities          The Fund may seek additional income or fees by lending
Lending             portfolio securities to qualified institutions. By
                    reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Restricted and      Any securities that are thinly traded or whose resale is
Illiquid            restricted can be difficult to sell at a desired time and
Securities          price. Some of those securities are new and complex, and
                    trade only among institutions; the markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the Fund's ability to raise cash in order to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation
                    (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Derivatives         Derivatives are financial instruments whose value derives
                    from one or more securities. Certain instruments that are "first" or "second tier" securities also may be derivatives, such as short-term, high-quality asset-backed securities. The Fund uses derivatives to invest for potential income, and may purchase them to the extent it can purchase any other type of "first" or "second tier" security. The values of some derivatives

Additional Information About the Fund's Investments

                    are difficult to determine because they are based on the values of other securities and the markets for some derivatives may be limited. With some derivatives, such as certain option contracts, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

When-Issued         The Fund may invest in securities prior to their date of
Securities          issue. These securities could fall in value by the time
                    they are actually issued, which may be any time from a few days to over a year.

Loan                The loan participation interests in which the Fund may
Participations      invest represent pro rata undivided interests in an
                    underlying bank loan. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. Loan participation interests that cannot be sold within a seven-day period are deemed by the Fund's investment advisor to be illiquid investments.

Fund Management


Investment Advisor and Subadvisor

Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Fund, and generally is responsible for the daily management of the Fund. Fifth Third Bank is a subsidiary of Fifth Third Bancorp.

Fort Washington Investment Advisors, Inc., 420 East Fourth Street, Cincinnati, Ohio 45202, serves as investment subadvisor to Fifth Third Ohio Tax Exempt Money Market Fund, and generally is responsible for the daily management of the Fund's portfolio, subject to Fifth Third Bank's oversight. The subadvisor is a subsidiary of The Western and Southern Life Insurance Company.

As of March 31, 2000, Fifth Third Bank had approximately $22 billion of assets under management, including approximately $5.2 billion of assets of Fifth Third Funds. As of March 31, 2000, Fort Washington had approximately $18 billion of assets under management, including approximately $1.1 billion of assets of other mutual funds.

The annual management fees to be paid by the Fund is 0.40% of average net assets.

Fund Administration

BISYS Fund Services Limited Partnership ("BISYS") serves as the administrator of the Fund. The administrator generally assists in all aspects of the Fund's administration and operation, including providing the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. BISYS provides these at an annual rate as specified below.

          Maximum                                      Average Aggregate Daily
     Administrative Fee                                Net Assets of the Trust
     ------------------                                -----------------------
           0.20%                                       of the first $1 billion
           0.18%                                       of the next $1 billion
           0.17%                                       in excess of $2 billion

BISYS may periodically waive all or a portion of its administrative fee which will cause the yield of the Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of the Fund, including providing certain administrative personnel and services necessary to operate the Fund. Fifth Third Bank receives a fee from BISYS for providing sub-administrative services at an annual rate of 0.025% of the average aggregate daily net assets of the Fund.

Shareholder Information

Purchasing and Selling Fund Shares

Pricing Fund Shares

The price of the Fund's shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Fund is determined by using amortized cost.

Fifth Third Ohio Tax Exempt Money Market Fund calculates its NAV at 10:30 a.m. Cincinnati time. The Fund's NAV is calculated each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. The Fund will be closed on those days that Fifth Third Bank is closed including: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

Purchasing and Adding to Your Shares

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order and full payment have been received by the Fund or its transfer agent. All orders must be received by the Fund or its transfer agent by 10:30 a.m. (Cincinnati time) in order to receive that day's NAV.

You may purchase Investment A shares through Fifth Third Securities, Inc. as well as financial institutions which have a sales agreement with the distributor of Fund shares. In order to purchase Investment A shares through Fifth Third Securities, Inc. or another financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds will be held in an omnibus account in the name of that institution.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will receive the dividend declared for that day.

Minimum
Investments

                    The minimum initial investment in
                    Investment A Shares of the Fund
                    offered by this Prospectus is
                    $1,000. Subsequent investments must
                    be in amounts of at least $50.

                    All purchases must be in U.S.
                    dollars. A fee may be charged for
                    any checks that do not clear. Third-
                    party checks are not accepted.

                    For details, call 1-888-799-5353 or
                    write to: Fifth Third Funds, c/o
                    Fifth Third Bank, 38 Fountain Square
                    Plaza, Cincinnati, Ohio 45263.

                    The Fund may reject a purchase order
                    for any reason.

Systematic
Investment Program

                    You may make monthly systematic
                    investments in Investment A shares
                    of the Funds from your bank account.
                    There is no minimum amount required
                    for initial amounts into the Fund.
                    You may elect to make systematic
                    investments on the 1st or 15th of
                    each month, or both. If the 1st or
                    15th of the month is not a day on
                    which the Fund is open for business,
                    the purchase will be made on the
                    previous day the Fund is open for
                    business. Please contact Fifth Third
                    Securities, Inc. or your financial
                    institution for more information.

Shareholder Information

Avoid 31% Tax Withholding

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Selling Your Shares

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. In determining the sale price, the Fund will use the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. All orders must be received by the Fund or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend declared for that day. Normally you will receive your proceeds within a week after your request is received.

You may sell Investment A shares through Fifth Third Securities, Inc. or the financial institution through which you purchased them.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend declared for that day.

Systematic Withdrawal Plan

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Fund is open for business. Please contact Fifth Third Securities, Inc. or your financial institution for more information.

Postponement of Redemption Payments

The Fund may delay sending to you redemption proceeds for up to 7 days, or longer if permitted by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send to the Fund your request by regular mail to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Shareholder Information

Exchanging Your Shares

You may exchange     If exchanging shares through Fifth Third Securities, Inc.
your Fund shares     or your financial institution, ask it for exchange
for Investment A     procedures or call 1-888-799-5353.
shares of any
other Fifth Third    Notes on exchanges
Fund. No             To prevent disruption in the management of the Fund,
transaction fees     market timing strategies and frequent exchange activity
are charged for      may be limited by the Fund. Although not anticipated, the
exchanges. Be        Fund may reject exchanges, or change or terminate rights
sure to read the     to exchange shares at any time.
Prospectus
carefully of any     When exchanging from a Fund that has no sales charge or a
Fund into which      lower sales charge to a Fund with a higher sales charge,
you wish to          you will pay the difference.
exchange shares.
                     Shares of the new Fund must be held in the same account
You must meet the    names, with the same registration and tax identification
minimum              numbers, as the shares of the old Fund.
investment
requirements for     The Exchange Privilege (including automatic exchanges)
the Fund into        may be changed or eliminated at any time.
which you are
exchanging.          The exchange privilege is available only in states where
Exchanges from       shares of the Fund may be sold.
one Fund to
another are          All exchanges are based on the relative net asset value
taxable for          next determined after the exchange order is received by
investors subject    the Fund.
to federal or
state income
taxation. These
procedures apply
only to exchanges
between existing
accounts.

Automatic Exchanges

You can use the
Funds' Automatic
Exchange feature
to purchase
shares of the
Funds at regular
intervals through
regular,
automatic
redemptions from
a Fund. To
participate in
the Automatic
Exchange Program
or to change the
Automatic
Exchange
instructions on
an existing
account, contact
Fifth Third
Securities, Inc.
or your financial
institution.

Shareholder Information

Distribution         This section describes the sales charges and fees you
Arrangements/Sales   will pay as an investor in different share classes
Charges              offered by the Fund and ways to qualify for reduced sales
                     charges.


                                        Investment A
                  Sales Charge (Load)   None
                  Distribution/Service  Subject to annual distribution and
                   (12b-1) Fee          shareholder servicing fees of up to
                                        0.25% of the Fund's assets.

Calculation of       Investment A Shares are sold at their public offering
Sales Charges        price. There is no sales charge associated with the
                     purchase of those shares. There also is no sales charge on reinvested dividends and capital gains.


Distribution/Service 12b-1 fees compensate the Distributor and other dealers
(12b-1) Fees         and investment representatives for services and expenses
                     related to the sale and distribution of the Fund's shares and/or for providing shareholder services.

                     12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.
                     12b-1 fees may cost you more than paying other types of sales charges.

                     Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

Dividends and        All dividends and capital gains will be automatically
Capital Gains        reinvested unless you request otherwise. You can receive
                     them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

                     Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. The Fund does not expect to pay any capital gains.

Taxation

Federal Income Tax

The Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Dividends from the Fund representing interest from obligations held by the Fund which are issued by the State of Ohio or its subdivisions, which interest is exempt from federal income tax when received by a shareholder, should also be exempt from Ohio individual income tax as well as any Ohio municipal income tax even if the municipality is permitted under current Ohio Law to levy a tax on intangible income. Income from the Fund is not necessarily free from state income taxes in states other than Ohio or from personal property taxes. No federal income tax is due on any dividend earned in an IRA or qualified retirement plan until distributed.

This is a brief summary of certain federal income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Shareholder Information

Additional Tax Information


Dividends derived from interest earned on municipal securities, the interest on which is excluded from gross income for federal income tax purposes, including insurance proceeds representing maturing interest on defaulted municipal securities the interest on which would be so excluded, constitute "exempt-interest dividends" when designated as such by the Fund and will be excluded from gross income for federal income tax purposes. However, interest excluded from gross income for federal income tax purposes that is received by individuals and corporations on certain municipal obligations issued on or after August 8, 1986, to finance certain private activities will be treated as tax preference items in computing the alternative minimum tax. Exempt interest dividends received by shareholders from the Fund will also be treated as tax preference items in computing the alternative minimum tax to the extent, if any, that distributions by the Fund are attributable to interest earned it on such obligations. Also, a portion of all other interest excluded from gross income for federal income purposes earned by a corporation may be subject to the alternative minimum tax as a result of the inclusion in alternative minimum taxable income of 75% of the excess of adjusted current earnings over adjusted net book income.

Distributions, if any, derived from capital gains will generally be taxable to shareholders as capital gains for federal income tax purposes to the extent so designated by the Fund. Dividends, if any, derived from sources other than interest excluded from gross income for federal income tax purposes and capital gains will be taxable to shareholders as ordinary income for federal income tax purposes whether or not reinvested in additional shares. Shareholders not subject to federal income tax on their income will not, of course, be required to pay federal income tax on any amounts distributed to them. The Fund anticipates that substantially all of its dividends will be excluded from gross income for federal income tax purposes and will not be a preference item for individuals for the purposes of the federal alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. The Fund will report to its shareholders annually after the close of its taxable year the percentage and source, on a state-by-state basis, of interest income earned on municipal securities held by the Fund during the preceding year. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Addresses
--------------------------------------------------------------------------------

Fifth Third Ohio Tax Exempt Money Market Fund      Fifth Third Funds
                                                   c/o Fifth Third Bank
                                                   38 Fountain Square Plaza
                                                   Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Investment Advisor                                 Fifth Third Bank
                                                   38 Fountain Square Plaza
                                                   Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Sub Advisor                                        Fort Washington Investment
                                                    Advisors, Inc.
                                                   420 East Fourth Street
                                                   Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing
 Agent, and Sub-Administrator                      Fifth Third Bank
                                                   38 Fountain Square Plaza
                                                   Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Distributor and Administrator                      BISYS Fund Services, L.P.
                                                   3435 Stelzer Road
                                                   Columbus, Ohio 43219

--------------------------------------------------------------------------------

Independent Auditors                               Arthur Andersen LLP
                                                   Suite 1500
                                                   425 Walnut Street
                                                   Cincinnati, Ohio 45202

--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semiannual Reports (Reports):
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

You can get free copies of Annual and Semi-Annual Reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                               Fifth Third Funds
                             c/o Fifth Third Bank
                           38 Fountain Square Plaza
                            Cincinnati, Ohio 45263
                           Telephone: 1-888-799-5353
                         Internet: http://www.53.com*
                                   -----------------

--------------------------------------------------------------------------------
             * The Funds' website is not part of this Prospectus.

You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:
 . For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or calling 1-202-942-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.
 . At no charge from the Commission's Website at http://www.sec.gov.

                          [LOGO OF FIFTH THIRD FUNDS]


65-2547 06/00                           Investment Company Act file no. 811-5669

[LOGO OF FIFTH THIRD FUNDS]


[GRAPHIC]

                                               OHIO TAX EXEMPT MONEY MARKET FUND


Fifth Third Funds

Institutional Shares

Working hard to build your wealth!


--------------
Prospectus
June 1, 2000

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fifth Third Funds                        Table of Contents

         Objectives, Strategies and Risks
--------------------------------------------------
         3   Overview
         4   Fifth Third Ohio Tax Exempt Money
             Market Fund
         Shareholder Fees and Fund Expenses
--------------------------------------------------
         6   Fee Table
         7   Expense Example
         Additional Information About the Fund's
         Investments
--------------------------------------------------
         8
         Fund Management
--------------------------------------------------
         10  Investment Advisor and Subadvisor
         10  Fund Administration
         Shareholder Information
--------------------------------------------------
         11  Purchasing and Selling Fund Shares
         11  Purchasing and Adding to Your Shares
         12  Selling Your Shares
         13  Exchanging Your Shares
         13  Dividends and Capital Gains
         14  Taxation
         Back Cover
--------------------------------------------------
             Where to learn more about Fifth Third
             Funds

Objectives, Strategies and Risks

Overview

This section provides important information about Fifth Third Ohio Tax Exempt Money Market Fund, (the "Fund"), a separate series of Fifth Third Funds (the "Trust"), including:

 . the investment objective

 . principal investment strategies

 . principal risks, and

 . volatility and performance information

The Fund is managed by Fifth Third Bank. Fort Washington Investment Advisors, Inc. serves as investment subadvisor to the Fund.

Fifth Third Ohio Tax Exempt Money Market Fund
                                              [LOGO]
Fundamental         Current income, exempt from federal income tax and the
Objective           personal income tax imposed by the State of Ohio and Ohio
                    municipalities, while maintaining liquidity and stability of principal.

Principal           The Fund manages its portfolio subject to strict SEC
Investment          guidelines, which are designed so that the Fund may
Strategies          maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

                    The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities. At least 80% of its total assets are invested in Ohio municipal securities, which include fixed and variable rate debt obligations issued by the State of Ohio, its counties, towns and public authorities. Those securities tend to be:

                     . general obligation bonds where principal and interest
                       are paid from general tax revenues received by the issuer;

                     . revenue bonds, where principal and interest are paid
                       only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

                     . industrial development bonds, where principal and
                       interest are paid only from revenues received from privately-operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

                    The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

Principal           The Fund's principal risks are those risks that could
Investment Risks    affect the overall yield of the Fund and thus, the return
                    on your investment. They include factors that cause short-
An investment in    term interest rates to decline, such as a weak economy,
the Fund is not     strong equity markets and changes by the Federal Reserve
a deposit of        in its monetary policies.
Fifth Third Bank
or any other        Because the Fund's securities are issued by the State of
bank and is not     Ohio and Ohio cities, towns and public authorities, the
insured or          Fund's performance also may be affected by political and
guaranteed by       economic conditions at the state or local level. Those
the FDIC or any     conditions may include state or city budgetary problems,
other government    declines in the tax base and, generally, any factor that
agency. Although    may cause rating agencies to downgrade the credit ratings
the Fund seeks      on state or municipal securities. Actual or proposed
to preserve the     changes in tax rates, regulations or government-sponsored
value of your       programs also could affect the yield on your investment.
investment at       Economic activity in Ohio, as in many other states with a
$1.00 per share,    significant industrial base, tends to be more cyclical
it is possible      than in other states and in the nation as a whole.
to lose money by
investing in
this Fund.

Fifth Third Ohio Tax Exempt Money Market Fund

                                              [GRAPHIC]

                    The Fund's ability to meet redemption obligations could be burdened by its investments in securities restricted as to resale. Restricted securities generally trade among institutions in markets that are not as developed or that do not function as efficiently as more established markets.

                    The Fund is a non-diversified fund. As a result, the Fund could be significantly affected by the performance of a limited number of securities or the financial condition of a limited number of issuers.

Volatility and Performance Information

The Fund is a new Fund, and as of the date of this prospectus it did not have a performance history.

Shareholder Fees and Fund Expenses

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold Institutional shares of the Fund.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are estimates and are based upon actual operating expenses of other Fifth Third Funds.

                                                             Institutional
                                                                Shares
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases                  None
--------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends       None
--------------------------------------------------------------------------
Maximum Deferred Sales Load                                       None
--------------------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management fees                                                  0.40%
--------------------------------------------------------------------------
Distribution (12b-1) fees                                         None
--------------------------------------------------------------------------
Other expenses                                                   0.25%
--------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             0.65%
--------------------------------------------------------------------------

---------------------------------------------------------

Shareholder Fees and Fund Expenses

Expense Example

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of your share of Fund fees and expenses, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and the Fund's operating expenses remain the same. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, actual amounts may be different.

             Fifth Third Ohio Tax
             Exempt                  1     3
             Money Market Fund      Year Years
             ---------------------------------
             Institutional Shares   $66  $208
             ---------------------------------

Additional Information About the Fund's Investments

The primary investments and investment strategies of the Fund are described above. Below are descriptions of some additional investments and strategies of the Fund, some of its risks as well as other risks of investing in the Fund. The Fund may be invested in any or all of these investments, or use any or all of these strategies at any one time, and the Fund generally may adjust the composition of its portfolio as market and economic conditions change.

The success of achieving the Fund's investment strategy depends on Fifth Third Bank's ability to assess the potential of the securities in which the Fund invests as well as to evaluate and anticipate changing economic and market conditions.

Securities          When securities are rated by one or more independent
Ratings             rating agencies, the Fund uses these ratings to determine
                    credit quality. In cases where a security has received a rating from only one independent rating agency, it may rely on that rating. If a security has received ratings from two or more rating agencies and at least two of the ratings are equivalent, the Fund may rely on the two equivalent ratings even if the other ratings are lower. In cases where a security's two highest ratings are in conflicting categories, the Fund must follow the lower rating. If a security is unrated, the Fund may assign it to a given category based on its own credit research.

Repurchase          The Fund may enter into repurchase agreements. A
Agreements          repurchase agreement is an agreement in which the Fund
                    buys securities from a bank or other financial institution and agrees to sell it back at a specified time and place.
                    The risks of repurchase agreements include the risk that a counterparty will not buy back the securities as required and the securities decline in value. To mitigate those risks, the Fund intends to enter repurchase agreements only with high quality counterparties and purchase only high quality, short-term debt securities.

Securities          The Fund may seek additional income or fees by lending
Lending             portfolio securities to qualified institutions. By
                    reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Restricted and      Any securities that are thinly traded or whose resale is
Illiquid            restricted can be difficult to sell at a desired time and
Securities          price. Some of those securities are new and complex, and
                    trade only among institutions; the markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the Fund's ability to raise cash in order to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation
                    (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Derivatives         Derivatives are financial instruments whose value derives
                    from one or more securities. Certain instruments that are "first" or "second tier" securities also may be derivatives, such as short-term, high-quality asset-backed securities. The Fund uses derivatives to invest for potential income, and may purchase them to the extent it can purchase any other type of "first" or "second tier" security. The values of some derivatives

Additional Information About the Fund's Investments

                    are difficult to determine because they are based on the values of other securities and the markets for some derivatives may be limited. With some derivatives, such as certain option contracts, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

When-Issued         The Fund may invest in securities prior to their date of
Securities          issue. These securities could fall in value by the time
                    they are actually issued, which may be any time from a few days to over a year.

Loan                The loan participation interests in which the Fund may
Participations      invest represent pro rata undivided interests in an
                    underlying bank loan. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. Loan participation interests that cannot be sold within a seven-day period are deemed by the Fund's investment advisor to be illiquid investments.

Fund Management

Investment Advisor and Subadvisor

Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Fund and generally is responsible for the daily management of the Fund. Fifth Third Bank is a subsidiary of Fifth Third Bancorp.

Fort Washington Investment Advisors, Inc., 420 East Fourth Street, Cincinnati, OH 45202, serves as investment subadvisor to Fifth Third Ohio Tax Exempt Money Market Fund, and generally is responsible for the daily management of the Fund's portfolio, subject to Fifth Third Bank's oversight. The subadvisor is a subsidiary of The Western and Southern Life Insurance Company.

As of March 31, 2000, Fifth Third Bank had approximately $22 billion of assets under management, including approximately $5.2 billion of assets of Fifth Third Funds. As of March 31, 2000, Fort Washington had approximately $18 billion of assets under management, including approximately $1.1 billion of assets of other mutual funds.

The annual management fees to be paid by the Fund is 0.40% of average net assets.

Fund Administration

BISYS Fund Services Limited Partnership ("BISYS") serves as the administrator of the Fund. The administrator generally assists in all aspects of the Fund's administration and operation, including providing the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. BISYS provides these at an annual rate as specified below.

       Maximum            Average Aggregate Daily
     Administrative Fee   Net Assets of the Trust
     ------------------   -----------------------
           0.20%          of the first $1 billion
           0.18%           of the next $1 billion
           0.17%          in excess of $2 billion

BISYS may periodically waive all or a portion of its administrative fee which will cause the yield of the Fund to be higher than it would otherwise be in the absence of such a waiver.

Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of the Fund, including providing certain administrative personnel and services necessary to operate the Fund. Fifth Third Bank receives a fee from BISYS for providing sub-administrative services at an annual rate of 0.025% of the average aggregate daily net assets of the Fund.

Shareholder Information

Purchasing and Selling Fund Shares

Pricing Fund Shares

The price of the Fund's shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Fund is determined by using amortized cost.

Fifth Third Tax Exempt Money Market Fund calculates its NAV at 10:30 a.m. Cincinnati time. The Fund's NAV is calculated each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. The Fund will be closed on those days that Fifth Third Bank is closed including: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

Purchasing and Adding to Your Shares

You may purchase shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund or its transfer agent. All orders must be received by the Fund or its transfer agent by 10:30 a.m. (Cincinnati time) in order to receive that day's NAV.

Institutional Shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with Fifth Third Bank to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend declared for that day.

Minimum
Investments

                    The minimum initial investment in Institutional Shares of the Fund offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fifth Third Funds.

                    All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks are not accepted.

                    For details, call 1-888-799-5353 or write to: Fifth Third Funds, c/o Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

                    The Fund may reject a purchase order for any reason.

Shareholder Information

Avoid 31% Tax Withholding

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Selling Your Shares

You may sell your shares on days when the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. In determining the sale price, the Fund will use the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. All orders must be received by the Fund or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

Postponement of Redemption Payments

The Fund may delay sending to you redemption proceeds for up to 7 days, or longer if permitted by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send to the Fund your request to: Fifth Third Funds, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Shareholder Information

Exchanging Your Shares

You may exchange     Instructions for Exchanging Shares
your Fund shares
for Institutional    To exchange your shares, call the Trust and Investment
shares of any        Department at Fifth Third Bank, Fifth Third Securities,
other Fifth Third    Inc.--Institutional Investment Division, the sponsor of
Fund. No             your qualified employee retirement plan or the broker-
transaction fees     dealer, investment adviser, financial planner or other
are charged for      institution through which you purchased your shares for
exchanges. Be        exchange procedures or call 1-888-799-5353.
sure to read the
Prospectus           Notes on Exchanges
carefully of any
Fund into which      To prevent disruption in the management of the Fund,
you wish to          market timing strategies and frequent exchange activity
exchange shares.     may be limited by the Fund. Although not anticipated, the
                     Fund may reject exchanges, or change or terminate rights
You must meet the    to exchange shares at any time.
minimum
investment           Shares of the new Fund must be held under the same
requirements for     account names with the same registration and tax
the Fund into        identification numbers, as the shares of the old Fund.
which you are
exchanging.          The Exchange Privilege (including automatic exchanges)
Exchanges from       may be changed or eliminated at any time.
one Fund to
another are          The exchange privilege is available only in states where
taxable for          shares of the Fund may be sold.
investors subject
to federal or        All exchanges are based on the relative net asset value
state income         next determined after the exchange order is received by
taxation.            the Fund.

Dividends and Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. The Fund does not expect to pay any capital gains.

Shareholder Information

Taxation

Federal Income Tax

The Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Dividends from the Fund representing interest from obligations held by the Fund which are issued by the State of Ohio or its subdivisions, which interest is exempt from federal income tax when received by a shareholder, should also be exempt from Ohio individual income tax as well as any Ohio municipal income tax even if the municipality is permitted under current Ohio Law to levy a tax on intangible income. Income from the Fund is not necessarily free from state income taxes in states other than Ohio or from personal property taxes. No federal income tax is due on any dividend earned in an IRA or qualified retirement plan until distributed.

This is a brief summary of certain federal income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Additional Tax Information

Dividends derived from interest earned on municipal securities, the interest on which is excluded from gross income for federal income tax purposes, including insurance proceeds representing maturing interest on defaulted municipal securities the interest on which would be so excluded, constitute "exempt-interest dividends" when designated as such by the Fund and will be excluded from gross income for federal income tax purposes. However, interest excluded from gross income for federal income tax purposes that is received by individuals and corporations on certain municipal obligations issued on or after August 8, 1986, to finance certain private activities will be treated as tax preference items in computing the alternative minimum tax. Exempt interest dividends received by shareholders from the Fund will also be treated as tax preference items in computing the alternative minimum tax to the extent, if any, that distributions by the Fund are attributable to interest earned it on such obligations. Also, a portion of all other interest excluded from gross income for federal income purposes earned by a corporation may be subject to the alternative minimum tax as a result of the inclusion in alternative minimum taxable income of 75% of the excess of adjusted current earnings over adjusted net book income.

Distributions, if any, derived from capital gains will generally be taxable to shareholders as capital gains for federal income tax purposes to the extent so designated by the Fund. Dividends, if any, derived from sources other than interest excluded from gross income for federal income tax purposes and capital gains will be taxable to shareholders as ordinary income for federal income tax purposes whether or not reinvested in additional shares. Shareholders not subject to federal income tax on their income will not, of course, be required to pay federal income tax on any amounts distributed to them. The Fund anticipates that substantially all of its dividends will be excluded from gross income for federal income tax purposes and will not be a preference item for individuals for the purposes of the federal alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. The Fund will report to its shareholders annually after the close of its taxable year the percentage and source, on a state-by-state basis, of interest income earned on municipal securities held by the Fund during the preceding year. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Addresses
--------------------------------------------------------------------------------

Fifth Third Ohio Tax Exempt Money           Fifth Third Funds
  Market Fund                               c/o Fifth Third Bank
                                            38 Fountain Square Plaza
                                            Cincinnati, Ohio 45263

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Investment Advisor                          Fifth Third Bank
                                            38 Fountain Square Plaza
                                            Cincinnati, Ohio 45263

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Sub Advisor                                 Fort Washington Investment
                                            Advisors, Inc.
                                            420 East Fourth Street
                                            Cincinnati, Ohio 45202

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Custodian, Transfer Agent, Dividend
  Disbursing Agent, and Sub-Administrator   Fifth Third Bank
                                            38 Fountain Square Plaza
                                            Cincinnati, Ohio 45263

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Distributor and Administrator               BISYS Fund Services L.P.
                                            3435 Stelzer Road
                                            Columbus, Ohio  43219

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Independent Auditors                        Arthur Andersen LLP
                                            Suite 1500
                                            425 Walnut Street
                                            Cincinnati, Ohio  45202

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

The following additional information is available to you upon request and without charge.

Annual/Semiannual Reports (Reports):
The Fund's annual and semiannual reports to shareholders contain additional information on the Fund's investments.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

You can get free copies of Annual and Semi-Annual Reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                               Fifth Third Funds
                             c/o Fifth Third Bank
                           38 Fountain Square Plaza
                            Cincinnati, Ohio 45263
                           Telephone: 1-888-799-5353
                         Internet: http://www.53.com*
                                   -----------------

--------------------------------------------------------------------------------
             * The Funds' website is not part of this Prospectus.

You can review the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:
 . For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102; or calling 1-202-942-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.
 . At no charge from the Commission's Website at http://www.sec.gov.

                          [LOGO OF FIFTH THIRD FUNDS]


65-2548 06/00                          Investment Company Act file no. 811-5669.

                                FIFTH THIRD FUNDS
                        (formerly Fountain Square Funds)

                  Combined Statement of Additional Information

                 November 30, 1999, as revised February 1, 2000
                                and June 1, 2000


     This Combined Statement of Additional Information (the "SAI") relates to the following portfolios (the "Funds") of Fifth Third Funds (the "Trust"):

 .    Fifth Third Quality Growth Fund
 .    Fifth Third Cardinal Fund
 .    Fifth Third Pinnacle Fund
 .    Fifth Third Equity Income Fund
 .    Fifth Third Balanced Fund
 .    Fifth Third Mid Cap Fund
 .    Fifth Third International Equity Fund
 .    Fifth Third Technology Fund
 .    Fifth Third Bond Fund For Income
 .    Fifth Third Quality Bond Fund
 .    Fifth Third U.S. Government Securities Fund
 .    Fifth Third Municipal Bond Fund
 .    Fifth Third Ohio Tax Free Bond Fund
 .    Fifth Third Government Money Market Fund
 .    Fifth Third Ohio Tax Exempt Money Market Fund
 .    Fifth Third Prime Money Market Fund
 .    Fifth Third Tax Exempt Money Market Fund
 .    Fifth Third U.S. Treasury Money Market Fund

     This SAI should be read with the Prospectuses of the Funds, each dated November 30, 1999, except for Fifth Third Technology Fund and Fifth Third Ohio Tax Exempt Money Market Fund each dated June 1, 2000. To receive a copy of any Prospectus, you may write the Trust or call toll-free (888) 799-5353. This SAI is not a prospectus.


                                Fifth Third Funds
                              c/o Fifth Third Bank
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263

                               Table of Contents
                               -----------------

                                                                                       Page
                                                                                       ----
GENERAL INFORMATION ABOUT THE TRUST..................................................     2
INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS.......................................     3
 Investment Objectives...............................................................     3
 Investment Limitations..............................................................     3
 Types of Investments................................................................     7
 Portfolio Turnover..................................................................    18
 Investment Risks (Ohio Tax Free Fund)...............................................    19
 Special Restriction on Fifth Third Government Money Market Fund.....................    20
 Special Restriction on Fifth Third U.S. Treasury Money Market Fund..................    20
FIFTH THIRD FUNDS MANAGEMENT.........................................................    20
 Officers and Trustees...............................................................    20
 Trust Ownership.....................................................................    21
 Trustee Liability...................................................................    28
INVESTMENT ADVISORY SERVICES.........................................................    28
 Investment Advisors to the Trust....................................................    28
 Advisory Fees.......................................................................    29
 Sub-advisor.........................................................................    29
 Sub-advisory Fees...................................................................    29
 Administrative Services.............................................................    30
 Transfer Agent and Dividend Disbursing Agent........................................    31
BROKERAGE TRANSACTIONS...............................................................    31
PURCHASING SHARES....................................................................    33
 Distribution Plan and Administrative Services Agreement (Investment C Shares Only)..    33
 Conversion to Federal Funds.........................................................    35
 Exchanging Securities for Fund Shares...............................................    35
 Payments to Dealers.................................................................    35
DETERMINING NET ASSET VALUE..........................................................    36
 Determining Market Value of Securities..............................................    36
 Valuing Municipal Bonds.............................................................    36
 Use of Amortized Cost...............................................................    37
 Monitoring Procedures...............................................................    37
 Investment Restrictions.............................................................    37
 Trading in Foreign Securities.......................................................    38
REDEEMING SHARES.....................................................................    38
 Redemption in Kind..................................................................    38
 Postponement of Redemptions.........................................................    39
TAX STATUS...........................................................................    39
 The Funds' Tax Status...............................................................    39
 Shareholders' Tax Status............................................................    39
 Capital Gains.......................................................................    39
 State and Local Taxes...............................................................    40
 Foreign Taxes.......................................................................    41
PERFORMANCE INFORMATION..............................................................    41
 Total Return........................................................................    41
 Tax-Equivalent Yield................................................................    42
 Tax Equivalency Table...............................................................    43
PERFORMANCE COMPARISONS..............................................................    44
FINANCIAL STATEMENTS.................................................................    47
APPENDIX.............................................................................    48

                       GENERAL INFORMATION ABOUT THE TRUST

     The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.

     The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. Currently, the Trust offers the following Funds and the following classes of each Fund:

 .    Investment A Shares, Investment C Shares and Institutional Class Shares
of the following Funds: Fifth Third U.S. Government Securities Fund ("Government Securities Fund"), Fifth Third Quality Bond Fund ("Quality Bond Fund"), Fifth Third Ohio Tax Free Bond Fund ("Ohio Tax Free Fund"), Fifth Third Quality Growth Fund ("Quality Growth Fund"), Fifth Third Cardinal Fund ("Cardinal Fund"), Fifth Third Pinnacle Fund ("Pinnacle Fund"), Fifth Third Mid Cap Fund ("Mid Cap Fund"), Fifth Third Balanced Fund ("Balanced Fund"), Fifth Third Technology Fund ("Technology Fund"), Fifth Third International Equity Fund ("International Equity Fund"), Fifth Third Equity Income Fund ("Equity Income Fund"), Fifth Third Bond Fund For Income ("Bond Fund For Income"), and Fifth Third Municipal Bond Fund ("Municipal Bond Fund");

 .    Investment A Shares and Institutional Class Shares of the following Funds:
Fifth Third Government Money Market Fund ("Government Money Market Fund"), Fifth Third Ohio Tax Exempt Money Market Fund ("Ohio Money Market Fund"), Fifth Third Prime Money Market Fund ("Prime Money Market Fund") and Fifth Third Tax Exempt Money Market Fund ("Tax Exempt Fund"); and

 .    Institutional Class Shares of Fifth Third U.S. Treasury Money Market Fund
("U.S. Treasury Money Market Fund").

     Each Fund, is an "open-end" management investment company, and, other than the Ohio Tax-Free Fund, is a "diversified" company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer. A non-diversified Fund, such as the Ohio Tax-Free Fund, may invest more than 5% of its total assets in any one issuer.

     The Trustees are responsible for managing the business and affairs of the Trust. All Funds are advised by Fifth Third Bank (the "Advisor"), except Pinnacle Fund, which is advised by Heartland Capital Management, Inc. ("Heartland"), Fifth Third Bank and Heartland are owned by Fifth Third Bancorp. Morgan Stanley Asset Management, Inc. serves as investment sub-advisor to the International Equity Fund. Fort Washington Investment Advisors, Inc. serves as investment sub-advisor to the Ohio Money Market Fund (collectively, the "Sub-advisors").

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

     The prospectuses discuss the objectives of Funds and certain policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectus.

Investment Objectives

     Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

Investment Limitations

     Each Fund has adopted the following investment limitations. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees of the Trust (the "Trustees") without shareholder approval.

     Issuing Senior Securities and Borrowing Money. The Funds will not issue
     ---------------------------------------------
senior securities except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed and except to the extent that a Fund (with the exception of Ohio Tax Free Fund and Municipal Bond Fund) may enter into futures contracts, as applicable. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. No Fund (other than the Prime Money Market Fund and U.S. Treasury Money Market Fund) will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

     Selling Short and Buying on Margin. The Funds will not sell any securities
     ----------------------------------
short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities.
The deposit or payment by the Funds (with the exception of Ohio Tax Free Fund and Municipal Bond Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     Lending Cash or Securities.  No Fund will lend any of its assets except
     --------------------------
portfolio securities up to one-third of the value of total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

     Pledging Assets. The Prime Money Market Fund will not mortgage, pledge or
     ---------------
hypothecate any assets. The other Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. The Government Money Market Fund, Tax Exempt Money Market Fund, the Ohio Money Market Fund and U.S. Treasury Money Market Fund only may pledge having a value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

     Investing in Commodities. None of the Funds will purchase or sell
     ------------------------
commodities, commodity contracts, or commodity futures contracts except to the extent that the Funds (with the exception of Ohio Tax Free Fund, Government Securities Fund and Municipal Bond Fund) may engage in transactions involving futures contracts or options on futures contracts.

     Investing in Real Estate. None of the Funds will purchase or sell real
     ------------------------
estate, including limited partnership interests, although the Funds (with the exception of Government Securities Fund) may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

     Diversification of Investments. With respect to 75% of the value of their
     ------------------------------
respective total assets (and with respect to 100% of their total assets with respect to Tax Exempt Money Market Fund, Government Money Market Fund and U.S. Treasury Money Market Fund) a Fund (with the exception of Ohio Tax Free Fund and Ohio Money Market Fund), will not purchase securities issued-by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of their total assets would be invested in the securities of that issuer. A Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

     Dealing in Puts and Calls. The Ohio Tax Free Fund, the Municipal Bond Fund,
     -------------------------
the Ohio Money Market Fund and the Tax Exempt Money Market Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

     Concentration of Investments. The Government Securities Fund, Quality Bond
     ----------------------------
Fund, Quality Growth Fund, Technology Fund, Mid Cap Fund, Balanced Fund and International Equity Fund will not invest 25% or more of the value of their respective total assets in any one industry, except that these Funds may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

     The Prime Money Market Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Prime Money Market Fund reserves the right to invest more than 25% of its net assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these Money Market instruments, such as repurchase agreements. The Prime Money Market Fund will not invest more than 25% of its net assets in instruments of foreign banks.

     The Ohio Tax Free Fund, the Municipal Bond Fund, the Ohio Money Market Fund and the Tax Exempt Money Market Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of their respective total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Funds may invest as temporary investments more than 25% of the value of their respective assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these Money Market instruments, i.e., repurchase agreements.

     Underwriting. A Fund will not underwrite any issue of securities, except as
     ------------
a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

     The above limitations cannot be changed with respect to a Fund without approval of the holders or a majority of that Fund's Shares. The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

     Investing in Restricted Securities. The Funds will not invest more than 10%
     ----------------------------------
of the value of their respective net assets in securities that are subject to restrictions on resale under federal securities law.

     Investing in Illiquid Securities. The Funds other than the Money Market
     --------------------------------
funds, will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days. The Money Market funds will not invest more than 10% of the value of their respective net assets in illiquid securities.

     Investing in Securities of Other Investment Companies. With respect to 100%
     -----------------------------------------------------
of their total assets (and for the Money Market Funds, with respect to 75% of the Funds' total assets), the Funds will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

     Investing in New Issuers. The Government Securities Fund, Quality Bond
     ------------------------
Fund, Quality Growth Fund, Mid Cap Fund, Balanced Fund, International Equity Fund, Technology Fund and the Prime Money Market Fund will not invest more than 5% of the value of their respective total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.

     The Ohio Tax Free Fund, the Municipal Bond Fund, the Ohio Money Market Fund and the Tax Exempt Money Market Fund will not invest more than 5% of the value of their respective total assets in industrial development bonds where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.

     Investing in Issuers Whose Securities are Owned by Officers and Trustees of
     ---------------------------------------------------------------------------
the Trust. No Fund (other than the U.S. Treasury Money Market Fund, the Prime
---------
Money Market Fund and the Government Money Market Fund) may purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment advisor, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

     Investing in Minerals. No Fund (other than the U.S. Treasury Money Market
     ---------------------
Fund or the Government Money Market Fund) may purchase interests in oil, gas, or other mineral exploration or development programs or leases, except they may purchase the securities of issuers which invest in or sponsor such programs.

     Investing in Commodities, Commodity Contracts, or Real Estate. The Prime
     -------------------------------------------------------------
Money Market Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase Money Market instruments issued by companies that invest in real estate or sponsor such interests. The Tax Exempt Money Market Fund and the Ohio Money Market Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests, although the Tax Exempt Money Market Fund and the Ohio Money Market Fund may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

     Arbitrage Transactions. No Fund (other than the Money Market funds) may
     ----------------------
enter into transactions for the purpose of engaging in arbitrage.

     Purchasing Securities to Exercise Control. No Fund (other than the Money
     -----------------------------------------
Market funds) may purchase securities of a company for the purpose of exercising control or management.

     Investing in Warrants. The Quality Growth Fund, Technology Fund, Cardinal
     ---------------------
Fund, Mid Cap Fund, Balanced Fund, International Equity Fund, and Equity Income Fund may not invest more than 5% of their net assets in warrants, including those acquired in units or attached to other securities. To comply with certain state restrictions, a Fund will limit its investment in such warrants not listed on the New York or American Stock Exchanges to 2% of its net assets. (If state restrictions change, this latter restriction may be revised without notice to shareholders.) For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by a Fund in units with or attached to securities may be deemed to be without value.

     Investing in Put Options. The International Equity Fund will not purchase
     ------------------------
put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund in entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     Writing Covered Call Options. The International Equity Fund will not write
     ----------------------------
call options on securities or futures contracts unless the securities of futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     Except with respect to the Funds' policy of borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

     The Ohio Tax Free Fund and the Municipal Bond Fund do not expect to borrow money or pledge securities in excess of 5% of the value of their respective net assets during the coming fiscal year.

Types of Investments

     Bank Instruments.   The Prime Money Market Fund, the Tax Exempt Money
     ----------------
Market Fund, the Ohio Money Market Fund, the Quality Bond Fund, the Quality Growth Fund, the Technology Fund, the Mid Cap Fund, the Balanced Fund, the Equity Income Fund, the Bond Fund For Income, and the Municipal Bond Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

     In addition to domestic bank obligations such as certificates of deposit; demand and time deposits, and bankers' acceptances, the Prime Money Market Fund may invest in: (a) Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; (b) Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and (c) Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

     Futures and Options Transactions.  All of the Funds except the Money Market
     --------------------------------
funds may engage in futures and options transactions as described below to the extent consistent with their investment objectives and policies.

     As a means of reducing fluctuations in the net asset value of Shares of the Funds, the Funds may attempt to hedge all or a portion of their portfolio through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to hedge all or a portion of their portfolio by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

     The Funds will maintain their position in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

     Futures Contracts.  The Funds except the Money Market funds may enter into
     -----------------
futures contracts. A futures contract is a firm commitment by, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying security in the index is made.

     Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

     The purpose of the acquisition or sale of a futures contract by a Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. The International Equity Fund may also invest in securities index futures contracts when the Sub-advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

     Stock Index Options. The Funds other than Fifth Third Money Market Funds
     -------------------
may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

     The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisors to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     Put Options on Financial Futures Contracts. The Funds other than Fifth
     ------------------------------------------
Third Money Market Funds may purchase listed (and, in the case of International Equity Fund, over-the-counter) put options on financial futures contracts. The Funds would use these options only to protect portfolio securities against decreases in value resulting from market factors such as anticipated increase in interest rates, or in the case of the International Equity Fund when the Sub-advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.

     Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

     Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

     The International Equity Fund may write listed put options on financial futures contracts to hedge its portfolio or when the Sub-advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.

     Call Options on Financial Futures Contracts. The Funds other than the Fifth
     -------------------------------------------
Third Money Market Funds may write listed call options or over-the-counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates, or in the case of International Equity Fund, when the Sub-advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase.

     In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

     Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

     The International Equity Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.

     Limitation on Open Futures Positions. A Fund will not maintain
     ------------------------------------
open-positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     "Margin" in Futures Transactions. Unlike the purchase or sale of a
     --------------------------------
security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

     A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin, "equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions.

     The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

     Purchasing Put Options on Portfolio Securities. The Funds other than
     ----------------------------------------------
the Fifth Third Money Market Funds may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

     Writing Covered Call Options on Portfolio Securities. The Funds other than
     ----------------------------------------------------
the Fifth Third Money Market Funds may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

     Over-the-Counter Options. The Funds other than the Fifth Third Money Market
     ------------------------
Funds may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.

     Collateralized Mortgage Obligations ("CMOs"). The U.S. Government
     --------------------------------------------
Securities Fund, the Quality Bond Fund, the Balanced Fund and the Bond Fund For Income may invest in CMOs. Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

     The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

     Certain debt securities such as, but not limited to, mortgage-related securities, collateralized mortgage obligations (CMO's), asset backed securities and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Quality Bond Fund's weighted average maturity, the effective maturity of such securities will be used.

     Convertible Securities.  The Quality Growth Fund, the Technology Fund, the
     ----------------------
Mid Cap Fund, the Balanced Fund, the International Equity Fund and the Equity Income Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. Each of these Funds will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities. In selecting convertible securities for the Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

     Warrants. The Quality Growth Fund, the Technology Fund, the Mid Cap Fund,
     --------
the Balanced Fund, the International Equity Fund, and the Equity Income Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

     Municipal Securities. The Ohio Tax Free Fund and the Ohio Money Market Fund
     --------------------
may invest in Ohio municipal securities which have the characteristics set forth in their respective prospectus. The Municipal Bond Fund and the Tax Exempt Money Market Fund may invest in municipal securities of any state which have the characteristics set forth in the prospectus. Examples of Municipal Securities are (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; government lease certificates purchased by the Fund will not contain nonappropriation clauses; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and (h) general obligation bonds.

     Participation Interests. The Ohio Tax Free Fund, the Municipal Bond Fund,
     -----------------------
the Ohio Money Market Fund and the Tax Exempt Money Market Fund may invest in participation interests. The financial institutions from which the Ohio Tax Free Fund, the Municipal Bond Fund, the Ohio Money Market Fund and the Tax Exempt Money Market Fund may purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

     Variable Rate Municipal Securities. The Ohio Tax Free Fund, the Municipal
     ----------------------------------
Bond Fund, the Ohio Money Market Fund and the Tax Exempt Money Market Fund may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds' demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

     Municipal Leases. The Ohio Tax Free Fund, the Municipal Bond Fund, the Ohio
     ----------------
Money Market Fund and the Tax Exempt Money Market fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and, prospects); (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

     Cash. From time to time, such as when suitable securities are not
     ----
available, the Funds may invest a portion of their assets in cash. Any portion of a Fund's assets maintained in cash will reduce the Fund's return and, in the case of a bond fund and Money Market fund, the Fund's yield.

     Foreign Currency Transactions. The International Equity Fund may engage in
     -----------------------------
foreign currency transactions.

     Currency Risks. The exchange rates between the U.S. dollar and
     --------------
foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund may not convert its holdings of foreign currencies to U.S. dollars daily. The Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

     The Fund will engage in foreign currency exchange transactions in connection with its portfolio investments. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

     Forward Foreign Currency Exchange Contracts. The Fund may enter into
     -------------------------------------------
forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Advisors believe that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Fund's best interest to do so. The Fund will not speculate in foreign currency exchange.

     The Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the Advisors believe will tend to be closely correlated with that currency with regard to price movements. Generally, the Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.

     Foreign Currency Options. A foreign currency option provides the option
     ------------------------
buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

     When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise their put option. Likewise, if the Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.

     Special Risks Associated with Foreign Currency Options. Buyers and sellers
     ------------------------------------------------------
of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the Advisors, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

     In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

     The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

     Foreign Currency Futures Transactions. By using foreign currency futures
     -------------------------------------
contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

     Special Risks Associated with Foreign Currency Futures Contracts and
     --------------------------------------------------------------------
Related Options. Buyers and sellers of foreign currency futures contracts are
---------------
subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.

     Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Advisors, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

     U.S. Government Obligations. The types of U.S. government obligations in
     ---------------------------
which any of the Funds may invest include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

     .   the full faith and credit of the U.S. Treasury;

     .   the issuer's right to borrow from the U.S. Treasury;

     . the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentality issuing the obligations.

     Variable Rate U.S. Government Securities. Some of the short-term U.S.
     ----------------------------------------
government securities that the Money Market Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

     When-Issued and Delayed Delivery Transactions. Each Fund may enter into
     ---------------------------------------------
when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their assets.

     Repurchase Agreements. Each Fund may enter into repurchase agreements. A
     ---------------------
repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisors to be creditworthy pursuant to guidelines established by the Trustees.

     Reverse Repurchase Agreements. The Funds may also enter into reverse
     -----------------------------
repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

     Lending of Portfolio Securities. Each Fund (other than U.S. Treasury Money
     -------------------------------
Market Fund) may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

     Restricted and Illiquid Securities. Each Fund may invest in securities
     ----------------------------------
issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including
Section 4(2) securities, as determined by the Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.

     The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.

Portfolio Turnover

     The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The following is a list of the portfolio turnover rates for the Funds except the Money Market funds and Funds in existence for less than one year:

                                      Fiscal year ended   Fiscal year ended
                                        July 31, 1999       July 31, 1998
                                      ------------------  ------------------
  Government Securities Fund                   93%                155%
  Quality Bond Fund                           349%                279%
  Ohio Tax Free Fund                           47%                 42%
  Quality Growth Fund                          34%                 45%
  Mid Cap Fund                                 49%                 44%
  Balanced Fund                               128%                135%
  International Equity Fund                    42%                 39%
  Equity Income Fund                           69%                 41%
  Bond Fund For Income                        104%                127%
  Municipal Bond Fund                         110%                121%
  Cardinal Fund                                15%*                15%**
  Pinnacle Fund                                51%                 38%

-----------------------------
  *    reflects period October 1, 1998 through July 31, 1999.
  **   or the fiscal year ended September 30, 1998

       Portfolio turnover for the Quality Bond Fund increased during the past fiscal year from the immediately prior fiscal year because the Fund restructured its portfolio to take advantage of the competitive pricing among new issues.

Investment Risks (Ohio Tax Free Fund and Ohio Money Market Fund)

       The State of Ohio's economy is a leading industrial state and exporter of manufactured goods. During the past two decades, both the number and percentage of manufacturing jobs, particularly in durable goods, has been declining. Job growth in the state has been primarily in business services and distribution sectors. The state is largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. Because the State of Ohio and certain municipalities have large exposure to these industries, trends in these industries, over the long term, may impact the demographic and financial position of the State of Ohio and its municipalities. To the degree that domestic manufacturers in industries to which Ohio municipalities have exposure fail to make competitive adjustments, employment statistics and disposable income of residents in Ohio may deteriorate, possibly leading to population declines and erosion of municipality tax bases.

       Both the economic trends above and the political climate in various municipalities may have contributed to the decisions of various businesses and individuals to relocate outside the state. A municipality's political climate in particular may affect its own credit standing. For both the State of Ohio and underlying Ohio municipalities, adjustment of credit ratings by the ratings agencies may affect the ability to issue securities and thereby affect the supply of obligations meeting the quality standards for investment by the Fund.

       The state ended fiscal year 1998 with a positive budgetary fund balance of approximately $953 million. Personal taxes have been cut in recent years, a result of the strong economy. As of March 1998 the Budget Stabilization Fund had a balance of $862 million, up from $828 million the end of fiscal year 1997. A March 24, 1997, Ohio Supreme Court decision requires major changes in Ohio's school funding arrangements. These changes pose significant but manageable challenges and should not threaten the overall fiscal stability of the state.

     The state has established procedures for municipal fiscal emergencies under which joint state/local commissions are established to monitor the fiscal affairs of a financially troubled municipality. The act, established in 1979, requires the municipality to develop a financial plan to eliminate deficits and cure any defaults. These procedures have been applied to approximately twenty-four cities and villages, including the city of Cleveland; in nineteen of these communities, the fiscal situation has been resolved and the procedures terminated. This fiscal emergency legislation has been amended to include counties and townships.

     The foregoing discussion only highlights some of the significant financial trends and problems affecting the State of Ohio and underlying municipalities.

     Special Restriction on Fifth Third Government Money Market Fund

     The Fund will invest at least 65% of total assets in short-term obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

     Special Restriction on Fifth Third U.S. Treasury Money Market Fund

     The Fund will invest at least 65% of total assets in short-term obligations issued by the U.S. Treasury.


                          FIFTH THIRD FUNDS MANAGEMENT

Officers and Trustees

     Officers and Trustees of the Trust are listed with their addresses, principal occupations, and present positions. None of the Trustees are "interested persons" of Fifth Third Bank (the "Advisor"), Fifth Third Bancorp, The BISYS Group, Inc., BISYS Fund Services, Inc., BISYS Fund Services Ohio, Inc., or BISYS Fund Services Limited Partnership, as that term is defined in
Section 2(a)(19) of the 1940 Act.

     Albert E. Harris, 5905 Graves Road, Cincinnati, OH 45243. Birthdate: July 2, 1932. Chairman of the Board of Trustees of the Trust, formerly Chairman of the Board EDB Holdings, Inc. (retired July, 1993).

     Edward Burke Carey, 394 East Town Street, Columbus, OH 43215. Birthdate:
     July 2, 1945. Member of the Board of Trustees, President of Carey Leggett Realty Advisors.

     Lee A. Carter, 425 Walnut Street, Cincinnati, OH 45202. Birthdate: December 17, 1938. Member of the Board of Trustees, formerly President, Local Marketing Corporation (retired December 31, 1993).

     Stephen G. Mintos, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
     February 5, 1954. President of the Trust, employee of BISYS Fund Services, Inc.

   Jeffrey C. Cusick, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
   May 19, 1959. Vice President of the Trust, and formerly the Secretary and Treasurer of the Trust, employee of BISYS Fund Services, Inc.; from September 1993 to July 1995, Assistant Vice President, Federated Administrative Services.

   Rodney L. Ruehle, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
   April 26, 1968. Secretary of the Trust, and employee of BISYS Fund Services, Limited Partnership.

   Gary R. Tenkman, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
   September 16, 1970. Treasurer of the Trust, and employee of BISYS Fund Services, Limited Partnership.

   Karen L. Blair, 3435 Stelzer Road, Columbus, Ohio 43219-3035. Birthdate:
   February 26, 1966. Assistant Secretary and Assistance Treasurer of the Trust, and employee of BISYS Fund Services, Limited Partnership.

Trust Ownership

     As of May 24, 2000, the Officers and Trustees owned less than 1% of any class of any Fund.

     As of May 24, 2000, the following persons owned 5% or more of any class of Shares of a Fund:

Fifth Third Quality Growth Fund-Investment A Shares
---------------------------------------------------

FISERV Securities Inc.                                    7,445,017.635   98.12%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market St. #1200
Philadelphia, PA 19103-3212

Fifth Third Quality Growth Fund-Investment C Shares
---------------------------------------------------

FISERV Securities Inc.                                      532,521.153   99.09%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market St. #1200
Philadelphia, PA 19103-3212

Fifth Third Quality Growth Fund-Institutional Shares
----------------------------------------------------

Fifth Third Bank                                         16,262,370.248   52.41%
Trust and Investment Services (C)
Attn: Trust Accounting Dept MD 1090F2
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                          8,133,980.622   26.21%
Trust and Investment Services (R)
Attn: Trust Accounting Dept MD 1090F2
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                         6,627,482.147   21.36%
Expediter
Attn: Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Cardinal Fund-Investment A Shares
---------------------------------------------

FISERV Securities Inc.                                   5,255,668.143   40.15%
One Commerce Square
2005 Market Street
Philadelphia, PA 19103

Fifth Third Cardinal Fund-Investment C Shares
---------------------------------------------

FISERV Securities Inc.                                       38,574.824  61.91%
Trade House Accounting
Attn: Mutual Fund Department
2005 Market St., 11th Floor
Philadelphia, PA 19103

Fifth Third Cardinal Fund-Institutional Shares
----------------------------------------------

Fifth Third Bank                                            91,257.402   55.99%
Trust and Investment Services (C)
Attn: Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                            71,571.613   43.87%
Trust and Investment Services (R)
Attn: Trust Accounting Dept MD 109048
38 Fountain Square
Cincinnati, OH 45263

Fifth Third Pinnacle Fund-Investment A Shares
---------------------------------------------

FISERV Securities Inc.                                   1,185,459.423   97.49%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212


Fifth Third Pinnacle Fund-Investment C Shares
---------------------------------------------

FISERV Securities Inc.                                     118,199.322   98.30%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Pinnacle Fund-Institutional Shares
----------------------------------------------

Fifth Third Bank                                           437,526.648   26.04%
Trust and Investment Services (C)
Attn: Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                           173,942.110   10.39%
Trust and Investment Services (R)
Attn: Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                           437,437.583   26.33%
Expediter
Attn: Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Equity Income Fund-Investment A Shares
--------------------------------------------------

FISERV Securities Inc.                                   1,002,529.613   98.97%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Equity Income Fund-Investment C Shares
--------------------------------------------------

FISERV Securities Inc.                                      54,922.806   97.78%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Equity Income Fund-Institutional Shares
---------------------------------------------------

Fifth Third Bank                                         7,748,200.865   93.70%
Trust and Investment Services (C)
Attn: Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Balanced Fund-Investment A Shares
---------------------------------------------

FISERV Securities Inc.                                   5,453,251.185   93.57%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Balanced Fund-Investment C Shares
---------------------------------------------

FISERV Securities Inc.                                     454,315.923   97.21%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212


Fifth Third Balanced Fund-Institutional Shares
----------------------------------------------

Fifth Third Bank                                         1,503,667.857   15.16%
Trust and Investment Services (C)
Attn: Trust Accounting Dept MD 1090F2
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                         3,545,550.343   35.74%
Trust and Investment Services (R)
Attn: Trust Accounting Dept MD 1090F2
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                         4,870,005.214   49.10%
Expediter
Attn: Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Mid Cap Fund-Investment A Shares
--------------------------------------------

FISERV Securities Inc.                                   1,675,349.120   91.72%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Mid Cap Fund-Investment C Shares
--------------------------------------------

FISERV Securities Inc.                                      55,273.669  100.00%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Mid Cap Fund-Institutional Shares
---------------------------------------------

Fifth Third Bank                                         6,292,600.817   49.07%
Trust and Investment Services (C)
Attn: Trust Accounting Dept MD 1090F2
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                         4,014,128.344   31.30%
Trust and Investment Services (R)
Attn: Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                         2,517,641.473   19.63%
Expediter
Attn: Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third International Equity Fund-Investment
------------------------------------------------
A Shares
--------

BHC Securities Inc.                                        566,680.462   98.80%
Trade House Accounting
2005 Market Street
Philadelphia, PA 19103

Fifth Third International Equity Fund-Investment
------------------------------------------------
C Shares
--------

BHC Securities Inc.                                         21,260.812   88.69%
Trade House Accounting
2005 Market Street
Philadelphia, PA 19103

Donaldson Lufkin Jenrette                                    1,980.741    8.26%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998

Fifth Third International Equity Fund-Institutional
---------------------------------------------------
Shares
------

Fifth Third Bank & Investment Services                  10,464,140.000   63.52%
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank & Investment Services                   5,253,366.960   31.89%
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bond Fund for Income-Investment A Shares
----------------------------------------------------

FISERV Securities Inc.                                   1,188,192.331   46.46%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Bond Fund for Income-Investment C Shares
----------------------------------------------------

FISERV Securities Inc.                                      36,268.988  100.00%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Bond Fund for Income-Institutional Shares
-----------------------------------------------------

Fifth Third Bank                                        16,211,979.742   96.99%
Trust and Investment Services (C)
Attn: Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Quality Bond Fund-Investment A Shares
-------------------------------------------------

FISERV Securities Inc.                                   1,031,185.287   99.70%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street, #1200
Philadelphia, PA 19103-3212

Fifth Third Quality Bond Fund-Investment C Shares
-------------------------------------------------

FISERV Securities Inc.                                      75,980.471  100.00%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street, #1200
Philadelphia, PA 19103-3212

Fifth Third Quality Bond Fund-Institutional Shares
--------------------------------------------------

Fifth Third Bank                                        11,792,511.099   55.39%
Trust and Investment Services (C)
Attn: Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                         7,966,787.681   37.42%
Trust and Investment Services (R)
Attn: Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                         1,411,659.096    6.83%
Expediter
Attn: Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Government Securities Fund-Investment
-------------------------------------------------
A Shares
--------

FISERV Securities Inc.                                     324,036.735   99.11%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Government Securities Fund-Investment
-------------------------------------------------
C Shares
--------

FISERV Securities Inc.                                      22,221.055  100.00%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Government Securities Fund-Institutional
----------------------------------------------------
Shares
------

Fifth Third Bank                                         2,520,166.322   52.35%
Trust and Investment Securities (C)
Attn: Trust Account Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                         1,670,317.616   34.69%
Trust and Investment Securities (R)
Attn: Trust Account Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Bank                                           624,033.852   12.96%
Expediter
Attn: Trust Account Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Municipal Bond Fund-Investment A Shares
---------------------------------------------------

FISERV Securities Inc.                                      12,840.672  100.00%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Municipal Bond Fund-Institutional Shares
----------------------------------------------------

Fifth Third Bank                                        11,855,302.412   99.75%
Trust and Investment Securities (C)
Attn: Trust Account Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Ohio Tax Free Fund-Investment A Shares
--------------------------------------------------

FISERV Securities Inc.                                   1,358,377.909   99.85%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212




Fifth Third Ohio Tax Free Fund-Investment C Shares
--------------------------------------------------

FISERV Securities Inc.                                     100,159.678   99.51%
Trade House Account
Attn: Mutual Funds
1 Commerce Square 2005 Market Street #1200
Philadelphia, PA 19103-3212

Fifth Third Ohio Tax Free Fund-Institutional Shares
---------------------------------------------------

Fifth Third Bank                                        16,852,634.130   98.89%
Trust and Investment Services (C)
Attn: Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Government Money Market Fund-Investment
---------------------------------------------------
A Shares
--------

Fifth Third Bank Trust Dept                            244,559,919.090   90.43%
Attn: Kim Haney
38 Fountain Square Plaza
Cincinnati, OH 45202

Fifth Third Government Money Market Fund-Institutional
------------------------------------------------------
Shares
------

Fifth Third Bank Trust Dept                            224,981,536.730  100.00%
Attn: Kim Haney
38 Fountain Square Plaza
Cincinnati, OH 45202

Fifth Third Prime Money Market Fund-Investment
----------------------------------------------
A Shares
--------

Fifth Third Bank Trust Dept                            187,101,020.660  100.00%
Attn: Kim Haney
38 Fountain Square Plaza
Cincinnati, OH 45202

Fifth Third Prime Money Market Fund-Institutional
-------------------------------------------------
Shares
------

Fifth Third Bank Trust Dept                            451,191,134.880   94.23%
Attn: Kim Haney
38 Fountain Square Plaza
Cincinnati, OH 45202

Fifth Third Tax Exempt Money Market Fund-Investment
---------------------------------------------------
A Shares
--------

Fifth Third Bank                                        23,525,002.400   90.52%
Trust and Investment Services
Attn: Diane Harmening MD 1090F2
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third Tax Exempt Money Market Fund-Institutional
------------------------------------------------------
Shares
------

Fifth Third Bank                                        84,437,227.710  100.00%
Trust and Investment Services (C)
Attn: Trust Accounting Dept MD 109048
38 Fountain Square Plaza
Cincinnati, OH 45263

Fifth Third U.S. Treasury Money Market
--------------------------------------
Fund-Institutional Shares
-------------------------

Fifth Third Bank Trust Dept                            845,921,327.530   86.60%
Attn: Kim Haney
38 Fountain Square Plaza
Cincinnati, OH 45202

Trustees' Compensation

                                                         Aggregate Compensation
Name and Position with Trust                                  from Trust*+
----------------------------                                  ------------

Edward Burke Carey, Trustee                                      $7,800
Lee A. Carter, Trustee                                           $7,800
Albert E. Harris, Trustee, Chairman of the Board                 $9,800

* Information is furnished for the fiscal year ended July 31, 1999. The Trust is the only investment company in the Fund complex.

+ The aggregate compensation is provided for the Trust which is comprised of sixteen portfolios.

Trustee Liability

     The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Codes of Ethics

    Each of the Trust , Fifth Third Bank, Heartland and Morgan Stanley Asset Management, Inc., as investment advisor or investment sub-advisor to one or more Funds, and BISYS, as distributor of Fund shares, has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

                         INVESTMENT ADVISORY SERVICES

Investment Advisors to the Trust

     The Trust's investment advisors to all Funds other than the Pinnacle Fund is Fifth Third Bank. It provides investment advisory services through its Trust and Investment Division. The Trust's advisor to the Pinnacle Fund is Heartland. Fifth Third Bank and Heartland are wholly-owned subsidiaries of Fifth Third Bancorp.

     Neither advisor shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

     Because of the internal controls maintained by Fifth Third Bank and Heartland to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of Fifth Third Bank's, Heartland's or affiliates' lending relationship with an issuer.

Advisory Fees

     For its advisory services, Fifth Third Bank receives an annual investment advisory fee as described in the prospectus. The following shows all investment advisory fees incurred by the Funds (other than Funds in existence for less than one year) and the amounts of those fees that were voluntarily waived or reimbursed by the Advisor for the fiscal years ended July 31, 1999, July 31, 1998, and July 31, 1997 (amounts in thousands):

                                      Year ended      Amount      Year ended      Amount      Year ended      Amount
Fund Name                           July 31, 1999   Waived-1999  July 31, 1998  Waived-1998  July 31, 1997  Waived-1997
---------                           -----------------------------------------------------------------------------------
  Government Securities Fund            $  261         $   38        $  228         $ 33         $  234         $ 46
  Quality Bond Fund                        680             --           545           --            483           --
  Ohio Tax Free Bond Fund                1,122             79           980           --            813           --
  Quality Growth Fund                    4,920             --         3,810           --          2,328           --
  Mid Cap Fund                           1,753             --         1,725           --          1,146           --
  Balanced Fund                          1,673             --         1,217           --            861           --
  International Equity Fund              1,634             --         1,471           --          1,361           --
  Equity Income Fund                     1,311             --         1,088           --            442           --
  Bond Fund For Income                   1,369             --           938           --            411           --
  Municipal Bond Fund                      661             --           591           --            282           --
  Cardinal Fund                         1,364*             --           n/a          n/a            n/a          n/a
  Pinnacle Fund                            586             --           129           --            n/a          n/a
  Government Money Market Fund           2,789             --         1,284           52            986          135
  Prime Money Market Fund                1,657             83         1,762           88          1,358          139
  Tax Exempt Money Market Fund             185            *60           n/a          n/a            n/a          n/a
  U.S. Treasury Money Market Fund        3,707          1,298         2,795          978          1,966          655

---------------
* Reflects operations for the period October 1, 1998 through July 31, 1999.

Sub-advisors

     Morgan Stanley Asset Management, Inc. is the sub-advisor to International Equity Fund under the terms of a Sub-advisory Agreement between Fifth Third Bank and Morgan Stanley Asset Management, Inc. Fort Washington Investment Advisors, Inc. is the Sub-advisor to Ohio Money Market Fund under the terms of a Sub-advisory Agreement between Fifth Third Bank and Fort Washington Investment Advisors, Inc. Fort Washington Investment Advisors, Inc. is a subsidiary of The Western and Southern Life Insurance Company.

Sub-advisory Fees

     For its sub-advisory services, each of Morgan Stanley Asset Management, Inc. and Fort Washington Investment Advisors, Inc. receives an annual sub-advisory fee paid by the Advisor as described in the prospectus.

     For the year ended July 31, 1997, Morgan Stanley Asset Management, Inc. earned fees from International Equity Fund of $680,483, none of which was waived. For the year ended July 31, 1998, Morgan Stanley Asset Management, Inc. earned fees from International Equity Fund of $777,259, none of which was waived. For the year ended July 31, 1999, Morgan Stanley

Asset Management, Inc. earned fees from International Equity Fund of $735,375, none of which was waived.

Administrative Services

     BISYS Fund Services L.P., 3435 Stelzer Road, Columbus, Ohio 43219, provided administrative personnel and services to the Funds (other than Funds in existence for less than one year) for the fees set forth in the prospectus. The following shows all fees earned by BISYS and the amounts of those fees that were voluntarily waived. For the years ended July 31, 1997 and July 31, 1998 and July 31, 1999 (Amounts in Thousands):


                                      Year ended      Amount      Year ended      Amount      Year ended      Amount
     Fund Name                      July 31, 1999   Waived-1999  July 31, 1998  Waived-1998  July 31, 1997  Waived-1997
     ---------                      -----------------------------------------------------------------------------------
 Government Securities Fund             $   83          $ 46         $   76         $ 41          $ 55          $ 14
 Quality Bond Fund                         217           120            180           99           114            30
 Ohio Tax Free Fund                        358           176            324          142           198            11
 Quality Growth Fund                     1,079           290            865          100           397            17
 Mid Cap Fund                              385           156            383          116           192            16
 Balanced Fund                             367            91            277          116           141            30
 International Equity Fund                 292            --            265           --           166            --
 Equity Income Fund                        288            75            247          113            85            37
 Bond Fund For Income                      437            70            310          111           114            50
 Municipal Bond Fund                       211           116            196          108            77            33
 Cardinal Fund                            400*            25            n/a          n/a           n/a           n/a
 Pinnacle Fund                             129             9             22           11           n/a           n/a
 Government Money Market Fund            1,245           697            582          321           301            84
 Prime Money Market Fund                   741           372            801          441           426           128
 Tax Exempt Money Market Fund              66*            37            n/a          n/a           n/a           n/a
 U.S. Treasury Money Market Fund         1,659           927          1,267          699           610           177

----------------
* Reflects operations for the period October 1, 1998 through July 31, 1999.

     Fifth Third Bank performs sub-administration services on behalf of each Fund (other than Funds in existence for less than one year), for which it receives compensation from BISYS Fund Services L.P. For the years ended July 31, 1997, July 31, 1998 and July 31, 1999, Fifth Third Bank earned the following sub-administrative fees (Amounts in Thousands):


                                     Year Ended     Year Ended     Year Ended
     Fund Name                      July 31, 1997  July 31, 1998  July 31, 1999
     ---------                      -------------------------------------------
 Government Securities Fund               $11            $10            $12
 Quality Bond Fund                        $22            $24            $31
 Ohio Tax Free Fund                       $37            $44            $51
 Quality Growth Fund                      $73           $118           $154
 Mid Cap Fund                             $36            $53            $55
 Balanced Fund                            $27            $38            $52
 International Equity Fund                $34            $36            $41
 Equity Income Fund                       $14            $33            $41
 Bond Fund for Income                     $19            $42            $62
 Municipal Bond Fund                      $13            $27            $30
 Cardinal Fund                            n/a            n/a            $68
 Pinnacle Fund                            n/a             $3            $18
 Government Money Market Fund             $62            $79           $174
 Prime Money Market Fund                  $85           $109           $104
 Tax Exempt Money Market Fund             n/a            n/a            $11
 U.S. Treasury Money Market Fund         $123           $172           $232

     Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Pursuant to an agreement with Fifth Third Bank, The Bank of New York, acts as the International Equity Fund's sub-custodian for foreign assets held outside the United States and employs sub-custodians. Fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses. For fiscal years ended July 31, 1997, July 31, 1998 and July 31, 1999 (amounts in thousands), those fees were approximately $388,000 $449,000 and $510,000 respectively, none of which was waived.

Transfer Agent and Dividend Disbursing Agent

     Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.

     Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses.


                             BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisors and Sub-advisors look for prompt execution of the order at a favorable price. In working with dealers, the Advisors and Sub-advisors will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisors and Sub-advisors make decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

     The Advisors and Sub-advisors may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Advisors and Sub-advisors and may include, advice as to the advisability of investing in securities, security analysis and reports, economic studies, industry studies, receipt of quotations for portfolio evaluations, and similar services.

     The Advisors and Sub-advisors and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended
July 31, 1999, the Funds paid brokerage commissions in exchange for brokerage and research services described above in the following amounts: Ohio Tax Free Bond, $2,767 of $2,767 total brokerage commissions paid; Quality Growth, $87,290 of the $438,887 total brokerage commissions paid; Mid Cap, $44,181 of the $309,794 total brokerage commissions paid; Balanced, $26,749 of the $142,315 total brokerage commissions paid; Equity Income, $67,699 of the $263,461 total brokerage commissions paid; Bond Fund for Income, $700 of the $700 total brokerage commissions paid; Municipal Bond, $2,740 of the $2,740 total brokerage commissions paid; Cardinal, $196,608 of the $196,608 total brokerage commissions paid; and Pinnacle, $134,823 of the $134,823 total brokerage commissions paid.

     Research services provided by brokers may be used by the Advisors and Sub-advisors in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisors and Sub-advisors or their affiliates might otherwise have paid, it would tend to reduce their expenses.

     Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisors and Sub-advisors, the Advisors and Sub-advisors may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Advisors and Sub-advisors are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisors and Sub-advisors to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

     During the fiscal year ended July 31, 1999, some of the Funds acquired securities of the Funds' regular brokers or dealers or their parents as follows:

Fund                               Security             Principal/Shares  Market Value
----                               --------             ----------------  ------------

Quality Bond Fund       Bear Stearns Co., Inc., 6.45%         $5,000,000    $4,909,000
                        due 08/01/02

Balanced Fund           Salomon Smith Barney Holdings,        $3,000,000    $3,005,000
                        7.38%, due 05/15/07

                        T. Rowe Price Associates, Inc.            80,000    $2,800,000
                        common stock

                        A.G. Edwards, Inc.                        30,000      $829,000
                        common stock

International Equity    Deutsche Bank, AG                          9,383      $595,000
                        Fund common stock

Equity Income Fund      A.G. Edwards, Inc.                        78,000    $2,155,000
                        common stock

Cardinal Fund           T. Rowe Price Associates, Inc.            60,000    $2,100,000
                        common stock

Mid Cap Fund            A.G. Edwards, Inc.                       170,000    $4,696,000
                        common stock

                        T. Rowe Price Associates, Inc.           220,000    $7,700,000
                        common stock

Brokerage commissions paid by the Funds (other than Funds that have been in existence less than one year) in secondary trading are as follows:

                                               Fiscal Year Ended July 31
                                               -------------------------
             Fund Name                  1997             1998             1999
             ---------                  ----             ----             ----
  Government Securities Fund             $187.50        $1,250.00              n/a
  Quality Bond Fund                    $5,000.00          $300.00              n/a
  Ohio Tax Free Fund                  $10,180.00              n/a        $2,767.50
  Quality Growth Fund                $163,020.42      $495,026.21      $405,486.55
  Mid Cap Fund                        $89,675.20      $229,999.76      $313,877.71
  Balanced Fund                       $47,060.07      $111,171.94      $145,175.60
  International Equity Fund          $178,269.71      $163,055.31      $114,330.06
  Equity Income Fund                  $45,890.36      $156,974.75      $281,046.15
  Bond Fund For Income                       n/a          $625.00              n/a
  Municipal Bond Fund                        n/a        $2,000.00        $2,740.00
  Cardinal Fund                       $33,542.72      $118,628.67      $231,463.00
  Pinnacle Fund                              n/a       $16,967.10      $141,897.84
  Government Money Market Fund               n/a              n/a              n/a
  Prime Money Market Fund                    n/a              n/a              n/a
  Tax Exempt Money Market Fund               n/a              n/a              n/a
  U.S. Treasury Money Market Fund            n/a              n/a              n/a

                               PURCHASING SHARES

     Shares of the Funds are sold at their net asset value with an applicable sales charge or contingent deferred sales charge on days the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Investment A Shares, Investment C Shares or Institutional Class Shares of the Funds is explained in the prospectus for such Fund and Class under "Investing in the Funds."

Distribution Plan and Administrative Services Agreement (Investment C Shares
Only)

     With respect to Investment A Shares and Investment C Shares of the Funds, the Trust has adopted a Plan pursuant to Rule l2b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's Shares subject to the Plan. Such activities may include the advertising and marketing of Shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Funds and their shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for Share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Shares and prospective shareholders.

     The Trustees expect that the Plan will result in the sale of a sufficient number of Shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objective.

     Pursuant to the Plan, with respect to Investment A Shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.25% of the average aggregate net asset value of the Investment A Shares of each applicable Fund held during the month. As of the date of this Statement of Additional Information, the Funds are not accruing or paying l2b-1 fees for Investment A Shares. The Funds do not intend to accrue or pay 12b-1 fees with respect to Investment A Shares until either separate classes of shares have been created for certain fiduciary investors for the Funds or a determination is made that such investors will be subject to the 12b-1 fees.

     Pursuant to the Plan, with respect to Investment C Shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.75% of the average aggregate net asset value of the Investment C Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 1999, the distributor received $119,000 pursuant to the Plan.

     With respect to Investment C Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of fees to financial institutions, including Fifth Third Bank, to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. Benefits to shareholders of Investment C Shares of the Funds may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

     For the fiscal year ended July 31, 1999, the Funds paid $59,000 to Fifth Third Bank to compensate BHC Securities, Inc. for providing administrative services to Investment C Shares of the Funds.

Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares

     Investors may purchase Investment A Shares of the Funds at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated mutual fund that is not a money market or stable net asset value fund. If the purchase of Investment A Shares is made with proceeds from the redemption of mutual fund shares that were not sold with a sales charge or commission, the investor must have held such mutual fund shares for at least 90 days to be eligible for the purchase of Investment A Shares at net asset value. The purchase must be made within 60 days of the redemption, and the Funds must be notified by the investor in writing, or by his financial institution, at the time the purchase is made.

Conversion to Federal Funds

     It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

Exchanging Securities for Fund Shares

     Investors may exchange securities they already own for Shares of a Fund or they may exchange a combination of securities and cash for Fund Shares. Any securities to be exchanged must meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the advisor.

     A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares of a Fund on the day the securities are valued. One Share of a Fund will be issued for each equivalent amount of securities accepted.

     Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

Payments to Dealers

     Financial professionals who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation. Such compensation is paid by the Distributor using money from sales charges, distribution/service (12b-1) fees and its other resources. From time to time, the Distributor may elect to pay up to the following amounts:


                             INVESTMENT                            INVESTMENT
AMOUNT OF INVESTMENT ($)      A SHARES    AMOUNT OF INVESTMENT ($)  C SHARES
------------------------     ----------   ----------------------   ----------

Under 50,000                      3.825%        Any Amount                 1%
50,000 but under 100,000           3.40
100,000 but under 150,000          2.55
150,000 but under 250,000          1.70
250,000 but under 500,000          0.85
500,000 and above                  0.50*

---------------

* A 1% contingent deferred sales charge shall apply on any portion redeemed within one year of purchase. Such charge will be applied to the value of the assets redeemed at the time of purchase or at the time of redemption, whichever is lower. Payment is available to those financial professionals with an agreement with the Distributor which provides for such payment. The Distributor currently imposes no additional conditions on an any financial professional to amend its agreement with the Distributor to provide for such payment.

     Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.


                          DETERMINING NET ASSET VALUE

     Net asset values of the Funds generally, other than the Money Market funds, change each day. The days on which the net asset value is calculated by these Funds are described in the prospectus. The Money Market funds attempt to maintain a net asset value per share of $1.00.

Determining Market Value of Securities

     The value of the Funds' portfolio securities (with the exception of Ohio Tax Free Fund, Municipal Bond Fund and the Money Market funds) are determined as follows:

 .    for equity securities, according to the last sale price on a national securities exchange, if available;

 .    in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

 .    for unlisted equity securities, the latest bid prices;

 .    for bonds and other fixed income securities, as determined by an independent pricing service;

 .    for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; or

 .    for all other securities, at fair value as determined in good faith by the
     Board of Trustees.

   Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

   The Funds will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.

Valuing Municipal Bonds

   With respect to Ohio Tax Free Fund and Municipal Bond Fund, the Trustees use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

Use of Amortized Cost

     The Trustees have decided that the fair value of debt securities authorized to be purchased by the Money Market funds and by the other Fund with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Trustees continually assess this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

Monitoring Procedures

     For the Money Market funds, the Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.50% of 1% between the two value. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

Investment Restrictions

     For the Money Market funds, the Rule requires that a Money Market fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not related, the Trustees must determine that they are of comparable quality. Shares of investment companies purchased by a Money Market fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires a Money Market fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by a Money Market fund.

     Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a Money Market fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

     A Money Market fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Money Market fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

     In periods of rising interest rates, the indicated daily yield on shares of a Money Market fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

Trading in Foreign Securities

     Trading in foreign securities may be completed at times which vary from the closing of regular trading on the New York Stock Exchange. In computing the net asset value, the Funds (other than the Money Market Funds) value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                                REDEEMING SHARES

     Shares are redeemed at the next computed net asset value after a Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although Fifth Third Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions.

     Investment C Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Investment C Shares elects not to receive a commission from the distributor with respect to its sale of such Shares.

Redemption in Kind

     The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

     Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Postponement of Redemptions

     No Fund may suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that (a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset values; or (3) during such other periods as the SEC may by order permit for the protection of investors; and (b) the payment of redemption proceeds may be postponed as otherwise provided in this Statement of Additional Information.


                                   TAX STATUS

The Funds' Tax Status

     The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

Shareholders' Tax Status

     With respect to all Funds except the Ohio Tax Free Fund, the Municipal Bond Fund, Ohio Money Market Fund and the Tax Exempt Money Market Fund, shareholders are subject to federal income tax on dividends received as cash or additional Shares. No portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

     With respect to Ohio Tax Free Fund, Municipal Bond Fund, Ohio Money Market Fund and the Tax Exempt Money Market Fund, no portion of any income dividend paid by a Fund is eligible for the dividends received deduction available to corporations.

Capital Gains

     With respect to all Funds except the Ohio Tax Free Fund, the Municipal Bond Fund, Ohio Money Market Fund and the Tax Exempt Money Market Fund, long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Shares.

     With respect to Ohio Tax Free Fund, Ohio Money Market Fund and Municipal Bond Fund, capital gains or losses may be realized by a Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of: the availability of higher relative yields; differentials in market values; new investment opportunities; changes in creditworthiness of an issuer; or an attempt to preserve gains or limit losses.

     Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned Shares. Any loss by a shareholder on Shares held for less than six months and sold after a capital distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.

State and Local Taxes

     The Government Money Market Fund intends to limit its investments to U.S. government securities paying interest which, if owned directly by shareholders of the Fund, would generally be exempt from state personal income tax. However, from time to time, the Fund may also invest in other U.S. government securities if the Advisor deems it advantages to do so. Moreover, under the laws of some states, the net investment income generally distributed by the Fund may be taxable to shareholders. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the status of their accounts under state and local tax laws.

Foreign Taxes

     Investment income on certain foreign securities in which the Funds (other than the Money Market Funds) may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would subject.


                            PERFORMANCE INFORMATION

Total Return
                              Institutional Shares
                          Average Annual Total Return
                        Fiscal Year Ended July 31, 1999

                                                                    Since
Fund Name                           1 Year   5 Years   10 Years   Inception
---------                           ------   -------   --------   ---------
U.S. Government Securities Fund      3.16%     5.67%      5.83%       5.95%
Quality Bond Fund                    1.48%     6.18%      6.47%       8.02%
Ohio Tax Free Bond Fund              1.86%     5.00%      5.42%       4.97%
Quality Growth Fund                 26.80%    25.34%     17.13%      17.50%
Mid Cap Fund                         7.61%    16.28%     13.38%      14.98%
Balanced Fund                       14.57%    16.94%     13.75%      15.95%
International Equity Fund            4.52%      n/a        n/a        9.24%
Equity Income Fund                  10.24%    20.16%     13.20%      15.13%
Bond Fund for Income                 2.79%     6.09%      6.40%       8.20%
Municipal Bond Fund                  1.68%     4.43%      5.17%       6.79%
Cardinal Fund                       21.21%    21.37%     14.66%      16.01%
Pinnacle Fund                       17.44%    26.21%     16.25%      16.81%
Government Money Market Fund         4.60%     5.01%       n/a        4.39%
Prime Money Market Fund              4.76%     5.12%      5.07%       5.12%
Tax Exempt Money Market Fund         2.73%     2.72%      3.03%       3.68%
U.S. Treasury Money Market Fund      4.68%     5.10%      5.05%       5.28%

                              Investment A Shares
                          Average Annual Total Returns
                        Fiscal Year Ended July 31, 1999

                                                                   Since
Fund Name                          1 Year   5 Years   10 Years   Inception
---------                          ------   -------   --------   ---------

U.S. Government Securities Fund     -1.71%     4.65%      5.32%       5.57%
Quality Bond Fund                   -3.30%     5.16%      5.96%       7.70%
Ohio Tax Free Bond Fund             -2.92%     3.98%      4.92%       4.57%
Quality Growth Fund                 20.82%    24.12%     16.56%      17.16%
Mid Cap Fund                         2.48%    15.14%     12.83%      14.60%
Balanced Fund                        9.13%    15.81%     13.20%      15.61%
International Equity Fund           -0.45%      n/a        n/a        8.17%
Equity Income Fund                   4.98%    18.99%     12.65%      14.79%
Bond Fund for Income                -2.16%     5.05%      5.87%       7.89%
Municipal Bond Fund                 -3.04%     3.44%      4.68%       6.49%
Cardinal Fund                       14.90%    20.06%     14.05%      15.75%
Pinnacle Fund                       11.93%    25.00%     15.69%      16.42%
Government Money Market Fund         4.41%     4.98%       n/a        4.33%
Prime Money Market Fund              4.53%     5.07%       n/a        4.45%
Tax Exempt Money Market Fund         2.58%     2.73%      3.03%       3.68%
U.S. Treasury Money Market Fund       n/a       n/a        n/a         n/a

                              Investment C Shares
                          Average Annual Total Return
                        Fiscal Year Ended July 31, 1999

                                                                   Since
Fund Name                          1 Year   5 Years   10 Years   Inception
---------                          ------   -------   --------   ---------

U.S. Government Securities Fund      2.31%     5.09%      5.39%       5.46%
Quality Bond Fund                    0.81%     5.66%      6.06%       7.59%
Ohio Tax Free Bond Fund              1.13%     4.48%      4.99%       4.46%
Quality Growth Fund                 25.76%    24.74%     16.70%      17.04%
Mid Cap Fund                         6.79%    15.76%     12.96%      14.42%
Balanced Fund                       13.78%    16.42%     13.33%      15.50%
International Equity Fund            3.87%      n/a        n/a        8.80%
Equity Income Fund                   9.34%    19.14%     12.19%      14.07%
Bond Fund for Income                 1.92%     5.16%      5.39%       7.16%
Cardinal Fund                       19.29%    20.97%     14.47%      15.93%
Pinnacle Fund                       16.60%    25.58%     15.96%      16.61%

Yield

     In addition to total returns, the Funds may advertise yields for each of the share classes. The 30-day SEC yield for the 30 days ended July 31, 1999 were as follows:

                                   Institutional Shares   Investment A Shares   Investment C Shares
                                   --------------------   -------------------   -------------------

U.S. Government Securities Fund                    4.84%                 4.59%                 4.09%
Quality Bond Fund                                  5.34%                 5.09%                 4.59%
Ohio Tax Free Bond Fund                             .59%                 3.34%                 2.84%
Balanced Fund                                      1.52%                 1.27%                 1.06%
Bond Fund for Income                               5.25%                 5.00%                 4.50%
Municipal Bond Fund                                3.72%                 3.47%                  n/a

     For each share class, the yield for a Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

Tax-Equivalent Yield

     The Ohio Tax Free Bond Fund, the Ohio Money Market Fund and the Municipal Bond Fund may also advertise tax-equivalent yield. The tax-equivalent yield for the Ohio Tax Free Bond Fund for the 30-day period ended July 31, 1999, was 6.62%, while the tax-equivalent yield for the Municipal Bond fund for the 30-day period ended July 31, 1999, was 6.55%. The tax-equivalent yield of a Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% tax rate and assuming that income is 100% tax-exempt.

Tax Equivalency Table

     The Ohio Tax Free Fund, the Ohio Money Market Fund and Municipal Bond Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Ohio Tax Free Fund's portfolio generally remains free from federal regular income tax and is free from income taxes imposed by the State of Ohio. The interest earned by the Municipal Bond Fund's portfolio is generally free from federal regular income tax. As the tables below indicates, a "tax-free" investment in the Ohio Tax Free Fund is an attractive choice for investors, particularly in times of narrow spreads between "tax-free" and taxable yields.

                       TAXABLE YIELD EQUIVALENT FOR 1999
                                 STATE OF OHIO
                              FEDERAL TAX BRACKET:

15.00%      28.00%     31.00%     36.00%       39.60%

                COMBINED FEDERAL AND STATE TAX BRACKET:

19.457%     33.201%    37.900%    43.500%      47.100%

SINGLE        $1-     $23,351-   $56,551-    $117,951-    OVER
RETURN      23,350     56,550    117,950      256,500   256,500
         Tax-Exempt Yield           Taxable Yield Equivalent

 1.50%        1.86%      2.25%      2.42%        2.65%     2.84%
 2.00%        2.48%      2.99%      3.22%        3.54%     3.78%
 2.50%        3.10%      3.74%      4.03%        4.42%     4.73%
 3.00%        3.72%      4.49%      4.83%        5.31%     5.67%
 3.50%        4.35%      5.24%      5.64%        6.19%     6.62%
 4.00%        4.97%      5.99%      6.44%        7.08%     7.56%
 4.50%        5.59%      6.74%      7.25%        7.96%     8.51%
 5.00%        6.21%      7.49%      8.05%        8.85%     9.45%
 5.50%        6.83%      8.23%      8.86%        9.73%    10.40%
 6.00%        7.45%      8.98%      9.66%       10.62%    11.34%

   The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

   The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Ohio Tax Free Bond Fund Shares.

   Some portion of Ohio Tax Free Fund's and Municipal Bond Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

                            PERFORMANCE COMPARISONS

     Each Fund's performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates and market value of portfolio securities; changes in each Fund's expenses; and various other factors.

     Each Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return as described above.

     Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

 .    Dow Jones Industrial Average (the "DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. (Quality Growth, Balanced, Mid Cap, and Equity Income Funds)

 .    Europe, Australia, and Far East ("EAFE") is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. EAFE is monitored by Capital International, S.A., Geneva, Switzerland. (International Equity Fund)

 .    Lehman Muni Bond Fund Index is a broad-based total return index comprised of 8,000 Investment grade, fixed rate, tax-exempt, with a remaining maturity of at least one year, including state and local general obligation, revenue, insured and pre-refunded bonds and are selected from issues larger than $50 million dated since January 1984. Bonds are added to the index and weights are updated monthly, with a one month lag.

 .    Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank and the Bank for Co-Operatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the

     Aggregate Bond Index has a minimum S&P rating of BBB, a minimum Moody's rating of Baa, or a Fitch rating of BBB. (Balanced, Quality Bond and Bond Fund For Income)

 .    Lehman Brothers 5-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities not less than four years but no more than six years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Tax Free and Municipal Bond Funds)

 .    Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. (Government Securities, Balanced, Quality Bond, and Bond Fund For Income)

     . Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date. (Government Securities, Balanced, Quality Bond, and Bond Fund For Income)

 .    Lehman Brothers Intermediate Government/Corporate Bond Index: An unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. (Balanced, Quality Bond, Government Securities, and Bond Fund For Income)

 .    Lehman Brothers 7-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities between seven and eight years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Tax Free Bond and Municipal Bond Funds)

 .    Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising and sales literature. (All of the Funds)

 .    Merrill Lynch Composite 1-5 Year Treasury Index is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and
     4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one, three, six, and twelve month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation. (Government Securities Fund)

 .    Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Quality Bond, and Bond Fund For Income)

 .    Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Quality Bond and Bond Fund For Income)

 .    Merrill Lynch 3-Year Treasury Yield Curve Index is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date. (Government Securities Fund)

 .    Merrill Lynch 3-5 Year Treasury Index is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. (Government Securities Fund)

 .    Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

 .    Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high-grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance. (Balanced, Quality Bond, and Bond Fund For Income)

 .    Salomon Brothers 3-5 Year Government Index quotes total returns for U.S.
     Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1. (Government Securities Fund)

 .    S&P/BARRA Growth Index is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratios (one distinction associated with "growth stocks"). The index is maintained by Standard and Poor's in conjunction with BARRA, an investment technology firm. (Quality Growth, Balanced, Mid Cap, and Equity Income Funds)

 .    S&P Mid Cap 400 Index is comprised of the 400 common stocks issued by medium-sized domestic companies whose market capitalizations range from $200 million to $5 billion. The stocks are selected on the basis of the issuer's market size, liquidity and industry group representation. (Mid Cap
     Fund)

 .    Standard & Poor's Ratings Group Daily Stock Price Indices of 500 and 400
     Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures. (Quality Growth, Balanced, Mid Cap, Cardinal, Pinnacle and Equity Income Funds)

 .    Wilshire Mid Cap 750 Index is a subset of the Wilshire 5000 index of common stocks. The Mid Cap 750 index consists of those Wilshire 5000 companies ranked between 501 and 1,250 according to market capitalization. The index ranges in market capitalization from $400 million to $1.7 billion. (Mid Cap
     Fund)

     Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly/quarterly reinvestment of dividends over a specified period of time.

     Advertisements may quote performance information which does not reflect the effect of the sales load.


                              FINANCIAL STATEMENTS

     The financial statements for the Funds for the fiscal year ended July 31, 1999 are incorporated herein by reference to the Annual Report to Shareholders of the Fifth Third Funds dated July 31, 1999. (File Nos. 33-24848 and 811-5669.) A copy of the Annual Report may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectus.

                                    APPENDIX

Standard and Poor's Ratings Group Corporate and Municipal Bond Rating
Definitions

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications,

Moody's Investors Service, Inc. Corporate and Municipal Bond Rating Definitions

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch Investors Service, Inc. Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- I +.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

Standard and Poor's Ratings Group Municipal Note Rating Definitions

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

Moody's Investors Service Short-Term Loan Rating Definitions

MIG1/VMIGI--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch Investors Service, Inc. Short-Term Debt Rating Definitions

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-I+ and F-1 categories.

Standard and Poor's Ratings Group Commercial Paper Rating Definitions

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc. Commercial Paper Rating Definitions

Prime-1 --Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

 .    Leading market positions in well-established industries.

 .    High rates of return on funds employed.

 .    Conservative capitalization structure with moderate reliance on debt and ample asset protection.

 .    Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

 .    Well-established access to a range of financial markets and assured sources of alternate liquidity.

    P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                            PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Declaration of Trust of the Registrant including Amendments No. 1 through 7 (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995)

     (i) Amendment No. 8 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-lA filed on or about October 28, 1996)

     (ii) Amendment No. 9 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996)

     (iii) Amendment No. 10 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997)

     (iv) Amendment No. 11 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on or about January 21, 1998)

     (v) Amendment No. 12 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (vi) Amendment No. 13 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (vii) Amendment No. 14 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

     (viii) Amendment No. 15 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on or about March 15, 2000).

(b) By-Laws of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995)

(c)  Not applicable

(d)  (i)    Investment Advisory Contract of the Registrant through and including
            Exhibit J (incorporated by reference to Registrant's Post-Effective
            Amendment No. 15 on Form N-1A filed February 28, 1995)

            (A) Exhibits K-M to Investment Advisory Contract of Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30,
                 1997)

           (B) Exhibits N-0 to Investment Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (ii) Sub-Advisory Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed June 1, 1994)

     (iii) Investment Advisory Contract of the Fifth Third Pinnacle Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

(e)  (i)   Distribution Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on or about January 18, 1996)

           (A) Amended Schedules A-C to Distribution Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (ii) Administrative Service Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28, 1996)

           (A) Amended Exhibit A to Administrative Service Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30,
                1998).

(f)  Not applicable

(g) (i) Custody Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-lA filed on or about November 28, 1997);

          (A) Amended Exhibit B to Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997)

          (B) Amendment dated May 18, 1999 to the Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999)

     (ii) [Foreign] Custody Agreement dated May 25, 1999 between Fifth Third Bank and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999)

         (A) Foreign Custody Manager Agreement dated May 25, 1999 between the Registrant and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999)

         (B) [Foreign Custody Manager] Letter Agreement dated May 25, 1999 between the Registrant and Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999)

(h)      (i)   Transfer Agency and Accounting Services Agreement of the
               Registrant (incorporated by reference to Registrant's Post-
               Effective Amendment No. 15 on Form N-1A filed February 28, 1995)

               (A) Amended Schedule A to Transfer Agency and Accounting Services Agreement

         (ii) Management and Administration Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30,
               1997)

               (A) Amended Schedule A to Management and Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

         (iii) Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997)

          (A) Amended Schedule A to Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (i) Opinion and Consent of Counsel as to legality of shares being registered with respect to Fifth Third Technology Fund and Fifth Third Ohio Tax Exempt Money Market Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 31 in Form N-1A filed on or about March 15, 2000).

     (j)  Not applicable

     (k)  Not applicable

     (l) Initial Capital Understanding (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995)

     (m) (i) Amended Rule l2b-1 Plan through and including Exhibits A and B (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30,
               1998).

          (ii) Form of Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (n) Financial Data Schedules (incorporated by reference to Registrant's Form N-1A filed on or about September 29, 1999)

     (o) Amended and Restated Multiple Class Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

     (p) Codes of Ethics (incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on or about March 15,
          2000).

Item 24. Persons Controlled by or Under Common Control with Registrant

     None

Item 25. Indemnification

     Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991 (File Nos. 811-5669 and 33-24848).

Item 26. Business and Other Connections of Investment Adviser

FIFTH THIRD BANK

                                                                           Other Substantial
                                 Position with                             Business, Profession,
Name                             Fifth Third Bank                          Vocation or Employment
----                             ----------------                          ----------------------
George A. Schaefer, Jr.          President, Chief Executive Officer
                                 and Director                              None
Stephen J. Schrantz              Executive Vice President                  None
P. Michael Brumm                 Executive Vice President                  None
Michael K. Keating               Executive Vice President,
                                 Trust Officer and Secretary               None
Robert P. Niehaus                Executive Vice President                  None
Michael D. Baker                 Executive Vice President                  None
James J. Hudepohl                Executive Vice President                  None
Gerald L. Wissel                 Executive Vice President and

                                 Director of Audit                         None
Henry W. Hobson, III             Senior Vice President                     None
J. Patrick Bell                  Senior Vice President                     None
Tom A. Bobenread                 Senior Vice President                     None
Edward H. Silva, Jr.             Senior Vice President                     None
Neal E. Arnold                   Senior Vice President and
                                 Chief Financial Officer                   None
Paul L. Reynolds                 Senior Vice President, General
                                 Counsel and Assistant Secretary           None
James D. Berghausen              Senior Vice President & Chief             None
                                 Investment Officer
Barry L. Boerstler               Senior Vice President                     None
Richard A. Bondie                Senior Vice President                     None
Roger W. Dean                    Senior Vice President & Bancorp
                                 Controller                                None
Diane L. Dewbrey                 Senior Vice President & Cashier           None
Sandra L. Lobert                 Senior Vice President & Trust
                                 Officer                                   None
William J. Moran                 Senior Vice President                     None
Ronald A. Stahl                  Senior Vice President & Trust
                                 Officer                                   None
Darryl F. Allen                  Director                                  Chairman, President and CEO,
                                                                           Aeroquip Vickers, Inc.
John F. Barrett                  Director                                  President and CEO, The Western-
                                                                           Southern Life Insurance Company
Gerald V. Dirvin                 Director                                  Former Executive Vice President, The
                                                                           Proctor & Gamble Company
Thomas B. Donnell                Director                                  Chairman, Fifth Third Bank of
                                                                           Northwestern Ohio
Richard T. Farmer                Director                                  Chairman, Cintas Corp.
Ivan W. Gorr                     Director                                  Former Chairman and CEO, Cooper
                                                                           Tire & Rubber Co.
Joseph H. Head, Jr.              Director                                  Chairman & CEO, Atkins and Pearce
Joan R. Herschede                Director                                  Former President and CEO, The Frank
                                                                           Herschede Company
Allen M. Hill                    Director                                  President and CEO, Dayton Power &
                                                                           Light, Inc.
William G. Kagler                Director                                  Former Chairman of the Executive
                                                                           Committee of the Board of Directors,
                                                                           Skyline Chili, Inc.
James D. Kiggen                  Director                                  Chairman, Xtek, Inc.
Jerry L. Kirby                   Director                                  Chairman, Fifth Third Bank of
                                                                           Western Ohio
Mitchel D. Livingston, Ph.D.     Director                                  Vice President for Student Affairs &
                                                                           Human Resources, University of
                                                                           Cincinnati
Robert B. Morgan                 Director                                  President and CEO, Cincinnati
                                                                           Financial Corp.
David E. Reese                   Director                                  Chairman, Fifth Third Bank of the
                                                                           Southwest
James E. Rogers                  Director                                  Vice Chairman, President & CEO,
                                                                           CINergy

Brian H. Rowe                    Director                                  Chairman Emeritus, GE Aircraft
                                                                           Engines
John J. Schiff, Jr.              Director                                  Chairman, Cincinnati Financial Corp.
Donald B. Shackelford            Director                                  Chairman, Fifth Third Bank of
                                                                           Columbus
Dennis J. Sullivan, Jr.          Director                                  Executive Counselor, Dan Pinger
                                                                           Public Relations
Dudley S. Taft                   Director                                  President, Taft Broadcasting Co.


MORGAN STANLEY ASSET MANAGEMENT INC. (Sub-adviser to the Fifth Third International Equity Fund):

     Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM"). The information as to any other business, profession, vocation, or employment of substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by MSAM pursuant to the Advisers Act (SEC File No. 801-15757).

                        MORGAN STANLEY ASSET MANAGEMENT
                 Officers (Principals and Managing Directors)

John R. Alkire, Managing Director
James A. Allwin, Managing Director
Arden C. Armstrong, Managing Director
Thomas L. Bennett, Managing Director
Barton M. Biggs, Managing Director
Francine J. Bovich, Managing Director
Frances Campion, Managing Director
Stephen C. Cordy, Managing Director
Madhav Dhar, Managing Director
Kenneth B. Dunn, Managing Director
Stephen F. Esser, Managing Director
Philip W. Friedman, Managing Director
J. David Germany, Managing Director
Nicholas J. Kovich, Managing Director
Maryann K. Maiwald, Managing Director
Robert J. Marcin, Managing Director
Robert L. Meyer, Managing Director
Frank P.L. Minard, Managing Director
Margaret B. Nayulor, Managing Director
Russell C. Platt, Managing Director
Scott F. Richard, Managing Director
Robert A. Sargent, Managing Director
Gary G. Schlarbaum, Managing Director
Vinod R. Sethi, Managing, Director
Dennis G. Sherva, Managing Director
James L. Tanner, Managing Director
Horacio A. Valeiras, Managing Director
James R. Tanner, Managing Director
Mama C. Whittington, Managing Director
Richard G. Woolworth, Jr., Managing Director
Richard B. Worley, Managing Director
Warren J. Ackerman, 111, Principal
Susan S. Akers, Principal
Robert E. Angevine, Principal
W. David Armstrong, Principal
Eileen M. Barron, Principal
Gerald P. Barth-Wehrenalp, Principal
Glenn E. Becker, Principal
Richard M. Behler, Principal
Stephen H. Belgrad, Principal
William Bentley, Principal
Theodore R. Bigman, Principal
E. Clayton Boggs, Principal
Stuart H. Bohart, Principal
Richard F. Brereton, Principal
Andrew C. Brown, Principal
Jeffry P. Brown, Principal
Angelica T. Cantlon, Principal


Terence P. Carmichael, Principal
Arthur Certosimo, Principal
Marc Crespi, Principal
Jan Daikuhara, Principal
Jacqueline A. Day, Principal
Dana L. Dortone, Principal
Raye L. Dube, Principal
Hassan Elmasry, Principal
Abigail Jones Feder, Principal
Frits Nicolas Simon Fiena, Principal
Eugene Flood, Jr., Principal
Robert J. Formisano, Principal
Thomas C. Frame, Principal
W. Blain Gern, Principal
William B. Gerlach, Principal
Stephen T. Golding, Principal
Robert L. Haoin, Principal
Perry E. Hall 11, Principal
Ellen D. Harvey, Principal
John D. Hevner, Principal
Kimberly L. Hirschman, Principal
Ruth A. Hughes-Guden, Principal
Tracey H. Ivey, Principal
Timothy D. Jansen, Principal
Margaret Kinsley Johnson, Principal
James Jolinger, Principal
Michael F. Klein, Principal
Paul W. Klug, Jr., Principal
George Kosby, Principal
Steven K. Kreider, Principal
Michael B. Kushma, Principal
Khoon-Min Lim, Principal
Marianne J. Lippmann, Principal
William David Lock, Principal
Jeremy Lodewick, Principal
Gordon W. Loery, Principal
Yvonne Lonorley, Principal
Andrew John Mack, Principal
Gary J. Mangino, Principal
Angelo G. Maniowoekis, Principal
James J. Manley, Principal
Jeffrey Margolis, Principal
Ian Martin, Principal
M. Paul Martin, Principal
Teresa E. Martini, Principal
Walter Maynard, Jr., Principal
Phoebe Mcbee, Principal
Alexis C. McCarthy, Principal

Mary Ann Milias St. Peter, Principal
Milesh Modi, Principal
Paul F. O'Brien, Principal
Yoshiro Okawa, Principal
Wayne D. Peterson, Principal
Christopher G. Petrow, Principal
Andreas Ludwig J. Povell, Principal
Akash Prakash, Principal
Narayan Rachmachandran, Principal
Gail H. Reeke, Principal
Ronald R. Reese, Principal
Christine 1. Reilly, Principal
Christian G. Roth, Principal
Stepano Russo, Principal
James D. Schmid, Principal
James H. Scott, Principal
Kiat Seng Seah, Principal
Roberto M. Sella, Principal
Stephen C. Sexauer, Principal
Andy B. Skov, Principal
Kim L. Spellman, Principal
Joseph P. Stadler, Principal
Kunihiko Sugio, Principal
Ram K. Sunclaram, Principal
Ann D. Thivierge, Principal
Lorraine Truten, Principal
Elizabeth A. Vale, Principal
Roberto Vedovetto, Principal
Marjorie M. Wilcox, Principal
Ram Willner, Principal
Philip W. Winters, Principal
Bruce Wolfe, Principal
Peter John Wright, Principal
Alford E. Zick, Principal


HEARTLAND CAPITAL MANAGEMENT, INC.

                                                      Other Substantial
                     Position with                    Business, Profession,
Name                 Heartland                        Vocation or Employment
----                 ---------                        ----------------------
Robert D. Markley    President and Chief Executive
                     Officer                          None
Thomas F. Maurath    Executive Vice President         None

Item 27. Principal Underwriters

(a) BISYS Fund Services Limited Partnership, formerly known as The Winsbury Company Limited Partnership ("BISYS"), acts as distributor and administrator for Registrant. BISYS also distributes the securities of Alpine Equity Trust, American Performance Funds, AmSouth

Mutual Funds, The BB&T Mutual Funds Group, The Coventry Group, ESC Strategic Funds, Inc., The Eureka Funds, Govenor Funds, Fifth Third Funds, Hirtle Callaghan Trust, HSBC Funds Trust and HSBC Mutual Funds Trust, INTRUST Funds Trust, The Infinity Mutual Funds, Inc., Magna Funds, Mercantile Mutual Funds, Inc., Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Pacific Capital Funds, The Republic Advisors Funds Trust, The Republic Funds Trust, Sefton Funds Trust, SSgA International Liquidity Fund, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds and Vintage Funds, Inc., each of which is an investment management company.

(b) Directors, officers and partners of BISYS, as of September 1, 1999 were as follows:

Name and Principal                                                              Positions and Offices with
Business Address                    Positions and Offices with BISYS            Registrant
----------------                    --------------------------------            ----------
The BISYS Group, Inc.               Sole shareholder of BISYS Fund              None
150 Clove Road                      Services, Inc.
Little Falls, NJ 07424

BISYS Fund Services, Inc.           Sole General Partner                        None
3435 Stelzer Road
Columbus, Ohio 43219

G. Ronald Henderson                 Executive Officer                           None
3435 Stelzer Road
Columbus, Ohio 43219

J. David Huber                      Senior Vice President                       None
3435 Stelzer Road                   Business Development
Columbus, Ohio 43219                Fund Services Division

Stephen G. Mintos                   Executive Vice President                    President
3435 Stelzer Road                   General Manager
Columbus, Ohio 433219               Fund Services Division

Kenneth B. Quintenz                 Executive Officer                           None
3435 Stelzer Road
Columbus, Ohio 43219

(c)      Not applicable.

Item 28. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 through 3la-3 promulgated thereunder are maintained at one of the following locations:

         Fifth Third Funds (Registrant)
         3435 Stelzer Road
         Columbus, Ohio 43219-3035

         Fifth Third Bank (Advisor, Custodian, Sub-administrator, transfer agent and dividend disbursing agent)
         38 Fountain Square Plaza
         Cincinnati, Ohio 45263

         BISYS (Administrator)
         3435 Stelzer Road
         Columbus, Ohio 43219-3035

         Heartland Capital Management, Inc. (Advisor to the Fifth Third Pinnacle
         Fund)
         36 South Pennsylvania Street, Suite 610
         Indianapolis, Indiana 46204

         Morgan Stanley Asset Management Inc. (Sub-Advisor to the Fifth Third International
         Equity Fund)
         1221 Avenue of the Americas
         New York, New York 10020

Item 29. Management Services

         Not applicable.

Item 30. Undertakings

     Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders, upon request and without charge.

     Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees if requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant will stand ready to assist shareholder communications in connection with any meeting of shareholders as prescribed in Section 16(c) of the Investment Company Act of 1940.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 30th day of May 2000.

                                    FIFTH THIRD FUNDS



                                    BY:     /s/ Stephen G. Mintos
                                           ----------------------
                                           Stephen G. Mintos, President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on May 30, 2000.


/s/ Stephen G. Mintos     President and Trustee (Principal Executive Officer)
---------------------
Stephen G. Mintos


/s/ Gary R. Tenkman       Treasurer (Principal Financial and
---------------------     Accounting Officer)
Gary R. Tenkman


          **              Trustee
---------------------
Edward Burke Carey


          **              Trustee
---------------------
Lee A. Carter


          **              Chairman and Trustee
---------------------
Albert E. Harris

**Executed on behalf of the indicated person by the undersigned, pursuant to power of attorney previously filed and incorporated herein by reference.


By:      /s/ Rodney L. Ruehle
     -----------------------------------
     Rodney L. Ruehle, Attorney-in-fact